Putnam Dynamic Asset Allocation Growth Fund
The fund's portfolio
12/31/22 (Unaudited)

COMMON STOCKS (76.1%)(a)
	Shares	Value
Banking (5.0%)
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	301,479	$747,828
Alinma Bank (Saudi Arabia)	319,028	2,763,268
Amalgamated Financial Corp.	9,949	229,225
Ameris Bancorp	2,852	134,443
Associated Banc-Corp.	4,202	97,024
Atlantic Union Bankshares Corp.	6,439	226,266
BancFirst Corp.	1,038	91,531
Banco Bilbao Vizcaya Argentaria SA (Spain)	483,299	2,914,734
Banco Latinoamericano de Comercio Exterior SA (Panama)	3,924	63,569
Bank Central Asia Tbk PT (Indonesia)	4,025,400	2,210,835
Bank Leumi Le-Israel BM (Israel)	239,547	1,997,418
Bank Mandiri Persero Tbk PT (Indonesia)	3,431,500	2,187,740
Bank of America Corp.	246,077	8,150,070
Bank of Ireland Group PLC (Ireland)	347,300	3,308,727
Banner Corp.	4,269	269,801
Barclays PLC (United Kingdom)	492,110	943,093
BCB Bancorp, Inc.	2,903	52,225
BNP Paribas SA (France)	26,941	1,535,676
Brookline Bancorp, Inc.	7,263	102,771
Cathay General Bancorp	13,833	564,248
Central Pacific Financial Corp.	5,164	104,726
Citigroup, Inc.	289,738	13,104,850
CNB Financial Corp./PA	2,161	51,410
Comerica, Inc.	10,500	701,925
ConnectOne Bancorp, Inc.	4,235	102,529
Customers Bancorp, Inc.(NON)	11,911	337,558
DBS Group Holdings, Ltd. (Singapore)	262,800	6,655,351
DNB Bank ASA (Norway)	122,299	2,427,429
Eagle Bancorp, Inc.	3,169	139,658
East West Bancorp, Inc.	11,000	724,900
Enterprise Financial Services Corp.	1,120	54,835
Farmers National Banc Corp.	3,271	46,187
Fifth Third Bancorp	22,100	725,101
First BanCorp/Puerto Rico (Puerto Rico)	39,371	500,799
First Bancshares, Inc. (The)	3,432	109,858
First Commonwealth Financial Corp.	8,229	114,959
First Financial Corp./IN	2,769	127,596
First Foundation, Inc.	7,012	100,482
Fulton Financial Corp.	22,362	376,352
Great Southern Bancorp, Inc.	1,728	102,799
Grupo Financiero Banorte SAB de CV Class O (Mexico)	377,067	2,713,667
Hana Financial Group, Inc. (South Korea)	79,601	2,647,072
Hancock Whitney Corp.	13,362	646,587
Hanmi Financial Corp.	6,869	170,008
Hilltop Holdings, Inc.	4,234	127,062
HomeStreet, Inc.	4,124	113,740
Hope Bancorp, Inc.	28,413	363,971
Horizon Bancorp, Inc./IN	6,766	102,031
ICICI Bank, Ltd. (India)	496,049	5,341,536
Independent Bank Corp./MI	3,008	71,951
International Bancshares Corp.	2,956	135,267
Israel Discount Bank, Ltd. Class A (Israel)	148,068	778,441
JPMorgan Chase & Co.	140,618	18,856,874
KeyCorp	38,529	671,175
Lloyds Banking Group PLC (United Kingdom)	5,098,119	2,798,787
Midland States Bancorp, Inc.	3,053	81,271
Mitsubishi UFJ Financial Group, Inc. (Japan)	809,600	5,484,109
Mizrahi Tefahot Bank, Ltd. (Israel)	24,023	778,419
National Australia Bank, Ltd. (Australia)	158,894	3,251,981
National Bank Holdings Corp. Class A	3,200	134,624
NBT Bancorp, Inc.	5,389	233,990
New York Community Bancorp, Inc.	59,206	509,172
Nordea Bank ABP (Finland)	196,313	2,101,059
OceanFirst Financial Corp.	4,531	96,284
OFG Bancorp (Puerto Rico)	7,437	204,964
Pathward Financial, Inc.	9,014	388,053
Peapack-Gladstone Financial Corp.	2,275	84,676
Peoples Bancorp, Inc./OH	3,610	101,983
PNC Financial Services Group, Inc. (The)	29,795	4,705,822
Preferred Bank/Los Angeles CA	1,887	140,808
QCR Holdings, Inc.	1,983	98,436
S&T Bancorp, Inc.	3,848	131,525
South Plains Financial, Inc.	1,861	51,233
SouthState Corp.	3,697	282,303
State Street Corp.	24,098	1,869,282
UBS Group AG (Switzerland)	81,075	1,508,566
UMB Financial Corp.	7,125	595,080
Umpqua Holdings Corp.	41,400	738,990
Washington Federal, Inc.	7,989	268,031
Wells Fargo & Co.	133,717	5,521,175
WesBanco, Inc.	7,399	273,615
Wintrust Financial Corp.	9,143	772,766

		121,146,182
Basic materials (3.4%)
AdvanSix, Inc.	8,320	316,326
Alcoa Corp.	19,834	901,852
American Vanguard Corp.	5,334	115,801
American Woodmark Corp.(NON)	1,998	97,622
Anglo American PLC (London Exchange) (United Kingdom)	119,183	4,663,353
Anglo American PLC (Johannesburg Exchange) (United Kingdom)	24,844	969,912
Arcosa, Inc.	1,622	88,139
Atkore, Inc.(NON)	6,805	771,823
BHP Group, Ltd. (ASE Exchange) (Australia)	138,960	4,317,097
BHP Group, Ltd. (London Exchange) (Australia)	11,278	350,408
BlueScope Steel, Ltd. (Australia)	106,393	1,219,851
Boise Cascade Co.	8,249	566,459
Builders FirstSource, Inc.(NON)	12,300	798,024
CF Industries Holdings, Inc.	49,624	4,227,965
Clearwater Paper Corp.(NON)	4,243	160,428
Codexis, Inc.(NON)	44,239	206,154
Compagnie de Saint-Gobain (France)	54,866	2,681,083
Constellium SE (France)(NON)	43,948	519,905
Corteva, Inc.	166,884	9,809,442
CRH PLC (Ireland)	185,465	7,347,629
Dow, Inc.	16,188	815,713
Eastman Chemical Co.	28,499	2,320,959
Eiffage SA (France)	13,000	1,279,144
Freeport-McMoRan, Inc. (Indonesia)	162,066	6,158,508
Glencore PLC (United Kingdom)	462,894	3,091,317
Gujarat Fluorochemicals, Ltd. (India)	9,558	359,398
Hansol Chemical Co., Ltd. (South Korea)	3,946	578,871
Innospec, Inc.	3,577	367,930
Intrepid Potash, Inc.(NON)	3,154	91,056
LightWave Logic, Inc.(NON)	30,276	130,490
Linde PLC	8,207	2,683,433
Minerals Technologies, Inc.	3,912	237,537
Misumi Group, Inc. (Japan)	9,100	199,626
Mueller Industries, Inc.	8,896	524,864
Nitto Denko Corp. (Japan)	22,100	1,288,212
NV5 Global, Inc.(NON)	1,049	138,804
OCI NV (Netherlands)	25,245	903,125
Olin Corp.	15,184	803,841
Orion Engineered Carbons SA (Luxembourg)	6,994	124,563
PotlatchDeltic Corp.(R)	12,092	531,927
PPG Industries, Inc.	27,361	3,440,372
Reliance Steel & Aluminum Co.	3,600	728,784
Rio Tinto PLC (United Kingdom)	29,690	2,081,118
Sealed Air Corp.	15,392	767,753
Sensient Technologies Corp.	1,442	105,151
Sherwin-Williams Co. (The)	18,467	4,382,773
Shin-Etsu Chemical Co., Ltd. (Japan)	24,000	2,967,083
Simpson Manufacturing Co., Inc.	2,192	194,343
South32, Ltd. (Australia)	213,514	581,484
Standex International Corp.	1,751	179,320
Stepan Co.	1,031	109,760
Sterling Construction Co., Inc.(NON)	5,753	188,698
TopBuild Corp.(NON)	5,400	845,046
Tronox Holdings PLC Class A	37,731	517,292
Tutor Perini Corp.(NON)	8,091	61,087
UFP Industries, Inc.	8,676	687,573
Vale Indonesia Tbk PT (Indonesia)(NON)	1,034,500	471,813
WestRock Co.	21,022	739,134
Weyerhaeuser Co.(R)	56,146	1,740,526

		83,547,701
Biotechnology (1.1%)
2seventy bio, Inc.(NON)	6,006	56,276
ACADIA Pharmaceuticals, Inc.(NON)	7,470	118,922
Agenus, Inc.(NON)	94,389	226,534
Amgen, Inc.	2,825	741,958
Arcellx, Inc.(NON)	5,317	164,721
BioCryst Pharmaceuticals, Inc.(NON)	11,417	131,067
Biohaven, Ltd.(NON)	6,689	92,843
BridgeBio Pharma, Inc.(NON)	9,601	73,160
CinCor Pharma, Inc.(NON)	9,950	122,286
Crinetics Pharmaceuticals, Inc.(NON)	6,446	117,962
Dyne Therapeutics, Inc.(NON)	10,639	123,306
Exelixis, Inc.(NON)	46,100	739,444
FibroGen, Inc.(NON)	32,011	512,816
Geron Corp.(NON)	66,950	162,019
IGM Biosciences, Inc.(NON)	4,264	72,531
Illumina, Inc.(NON)	3,409	689,300
ImmunityBio, Inc.(NON)	47,959	243,152
ImmunoGen, Inc.(NON)	57,240	283,910
Incyte Corp.(NON)	9,491	762,317
Intercept Pharmaceuticals, Inc.(NON)	9,575	118,443
IVERIC bio, Inc.(NON)	6,403	137,088
Karuna Therapeutics, Inc.(NON)	3,543	696,200
Karyopharm Therapeutics, Inc.(NON)	66,661	226,647
Keros Therapeutics, Inc.(NON)	2,334	112,079
Kiniksa Pharmaceuticals, Ltd. Class A(NON)	6,614	99,078
NGM Biopharmaceuticals, Inc.(NON)	8,364	41,987
Prothena Corp. PLC (Ireland)(NON)	4,133	249,013
PTC Therapeutics, Inc.(NON)	16,729	638,546
RAPT Therapeutics, Inc.(NON)	6,163	122,027
Regeneron Pharmaceuticals, Inc.(NON)	10,741	7,749,524
Swedish Orphan Biovitrum AB (Sweden)(NON)	9,159	189,327
Theravance Biopharma, Inc. (Cayman Islands)(NON)	28,521	320,006
TransMedics Group, Inc.(NON)	10,181	628,371
Vanda Pharmaceuticals, Inc.(NON)	10,623	78,504
Vertex Pharmaceuticals, Inc.(NON)	31,600	9,125,448
Vir Biotechnology, Inc.(NON)	21,602	546,747
Xencor, Inc.(NON)	6,571	171,109

		26,684,668
Capital goods (4.1%)
Aerojet Rocketdyne Holdings, Inc.(NON)	13,728	767,807
Albany International Corp. Class A	1,511	148,969
Allison Transmission Holdings, Inc.	27,500	1,144,000
American Axle & Manufacturing Holdings, Inc.(NON)	52,865	413,404
ASSA ABLOY AB Class B (Sweden)	27,655	592,862
BAE Systems PLC (United Kingdom)	268,769	2,781,386
Ball Corp.	40,250	2,058,385
Barnes Group, Inc.	3,084	125,981
Belden, Inc.	1,857	133,518
Carrier Global Corp.	20,755	856,144
Casella Waste Systems, Inc. Class A(NON)	1,509	119,679
Caterpillar, Inc.	3,900	934,284
CTS Corp.	3,520	138,758
Cummins, Inc.	2,963	717,905
Dassault Aviation SA (France)	2,957	500,753
Deere & Co.	8,553	3,667,184
Eaton Corp. PLC	4,485	703,921
Emerson Electric Co.	8,600	826,116
Encore Wire Corp.	2,154	296,304
ESCO Technologies, Inc.	1,839	160,986
Fortive Corp.	73,641	4,731,434
Franklin Electric Co., Inc.	1,392	111,012
GEA Group AG (Germany)	22,319	912,650
General Dynamics Corp.	36,900	9,155,259
Gentherm, Inc.(NON)	1,669	108,969
GrafTech International, Ltd.	82,394	392,195
HEICO Corp.	5,001	768,354
Heritage-Crystal Clean, Inc.(NON)	4,202	136,481
Hillenbrand, Inc.	12,710	542,336
Honeywell International, Inc.	23,598	5,057,052
Ingersoll Rand, Inc.	66,725	3,486,381
ITT, Inc.	9,179	744,417
Johnson Controls International PLC	119,130	7,624,320
Kaman Corp.	5,237	116,785
KEI Industries, Ltd. (India)	43,166	764,236
Legrand SA (France)	29,824	2,388,635
LKQ Corp.	13,700	731,717
Lockheed Martin Corp.	18,400	8,951,416
Mitsubishi Heavy Industries, Ltd. (Japan)	51,700	2,061,855
Moog, Inc. Class A	4,640	407,206
MRC Global, Inc.(NON)	17,557	203,310
MYR Group, Inc.(NON)	1,306	120,243
National Presto Industries, Inc.	1,328	90,915
Nordson Corp.	3,300	784,476
Northrop Grumman Corp.	12,887	7,031,276
O-I Glass, Inc.(NON)	31,652	524,474
Otis Worldwide Corp.	10,000	783,100
Parker Hannifin Corp.	2,437	709,167
Prysmian SpA (Italy)	26,020	965,388
Raytheon Technologies Corp.	65,619	6,622,270
Republic Services, Inc.	13,500	1,741,365
Rheinmetall AG (Germany)	12,330	2,455,607
Ryerson Holding Corp.	10,041	303,841
Shyft Group, Inc. (The)	5,383	133,821
Spirax-Sarco Engineering PLC (United Kingdom)	9,243	1,186,155
Sturm Ruger & Co., Inc.	1,916	96,988
Terex Corp.	14,406	615,424
Tetra Tech, Inc.	5,457	792,302
Textron, Inc.	19,500	1,380,600
Titan International, Inc.(NON)	11,545	176,869
Titan Machinery, Inc.(NON)	5,137	204,093
TransDigm Group, Inc.	3,887	2,447,450
Waste Connections, Inc.	17,966	2,381,573
Waste Management, Inc.	4,500	705,960
Watts Water Technologies, Inc. Class A	824	120,494
Zurn Water Solutions Corp.	20,716	438,143

		99,296,360
Communication services (2.1%)
Altice USA, Inc. Class A(NON)	162,700	748,420
American Tower Corp.(R)	81,541	17,275,277
AT&T, Inc.	296,277	5,454,460
Cambium Networks Corp.(NON)	5,233	113,399
Charter Communications, Inc. Class A(NON)	8,975	3,043,423
Comcast Corp. Class A	110,546	3,865,794
Crown Castle, Inc.(R)	5,800	786,712
EchoStar Corp. Class A(NON)	14,130	235,688
KDDI Corp. (Japan)	89,500	2,715,552
Liberty Latin America, Ltd. Class C (Chile)(NON)	54,184	411,798
Preformed Line Products Co.	571	47,559
Samsung SDI Co., Ltd. (South Korea)	3,592	1,678,823
SBA Communications Corp.(R)	2,600	728,806
T-Mobile US, Inc.(NON)	39,938	5,591,320
Telstra Group, Ltd. (Australia)	867,052	2,355,427
Verizon Communications, Inc.	167,215	6,588,271

		51,640,729
Communications equipment (0.1%)
arista Networks, Inc.(NON)	5,900	715,965
Telefonaktiebolaget LM Ericsson Class B (Sweden)	398,777	2,327,347
Viavi Solutions, Inc.(NON)	10,057	105,699

		3,149,011
Computers (4.7%)
A10 Networks, Inc.	30,572	508,412
Adeia, Inc.	29,123	276,086
Agilysys, Inc.(NON)	3,180	251,665
Apple, Inc.	573,651	74,534,474
Avid Technology, Inc.(NON)	17,348	461,283
Calix, Inc.(NON)	5,871	401,753
Cisco Systems, Inc./Delaware	166,300	7,922,532
CommVault Systems, Inc.(NON)	9,433	592,770
Dropbox, Inc. Class A(NON)	34,567	773,609
Enfusion, Inc. Class A(NON)	10,994	106,312
Extreme Networks, Inc.(NON)	34,160	625,470
Fortinet, Inc.(NON)	14,620	714,772
Fujitsu, Ltd. (Japan)	19,900	2,670,973
MongoDB, Inc.(NON)	5,028	989,712
MSCI, Inc.	7,293	3,392,485
NetApp, Inc.	11,300	678,678
NetScout Systems, Inc.(NON)	4,200	136,542
OneSpan, Inc.(NON)	7,672	85,850
Pure Storage, Inc. Class A(NON)	118,786	3,178,713
Qualys, Inc.(NON)	4,900	549,927
RingCentral, Inc. Class A(NON)	22,100	782,340
ServiceNow, Inc.(NON)	2,100	815,367
Smartsheet, Inc. Class A(NON)	27,349	1,076,457
Snowflake, Inc. Class A(NON)	6,051	868,561
Sprout Social, Inc. Class A(NON)	9,355	528,183
SS&C Technologies Holdings, Inc.	15,057	783,867
Sumo Logic, Inc.(NON)	34,543	279,798
Super Micro Computer, Inc.(NON)	8,398	689,476
Synopsys, Inc.(NON)	31,900	10,185,351
UserTesting, Inc.(NON)	41,691	313,099
Vimeo, Inc.(NON)	23,681	81,226
Zscaler, Inc.(NON)	5,400	604,260

		115,860,003
Conglomerates (0.7%)
3M Co.	6,112	732,951
AMETEK, Inc.	36,150	5,050,878
General Electric Co.	10,100	846,279
Marubeni Corp. (Japan)	223,800	2,583,488
Mitsubishi Corp. (Japan)	134,500	4,389,390
Mitsui & Co., Ltd. (Japan)	90,900	2,668,681
SPX Technologies, Inc.(NON)	4,537	297,854

		16,569,521
Consumer cyclicals (10.1%)
ADT, Inc.	41,800	379,126
Amazon.com, Inc.(NON)	321,470	27,003,480
Aristocrat Leisure, Ltd. (Australia)	103,575	2,152,241
Arrowhead Pharmaceuticals, Inc.(NON)	14,540	589,742
Automatic Data Processing, Inc.	3,500	836,010
Autonation, Inc.(NON)	6,500	697,450
AutoZone, Inc.(NON)	2,600	6,412,068
Bandai Namco Holdings, Inc. (Japan)	38,000	2,407,284
Beazer Homes USA, Inc.(NON)	11,499	146,727
BJ's Wholesale Club Holdings, Inc.(NON)	54,548	3,608,896
Bluegreen Vacations Holding Corp.	2,714	67,741
BlueLinx Holdings, Inc.(NON)	2,985	212,263
Booking Holdings, Inc.(NON)	7,198	14,505,985
Booz Allen Hamilton Holding Corp.	19,500	2,038,140
Boyd Gaming Corp.	14,500	790,685
Buckle, Inc. (The)	3,332	151,106
BYD Co,. Ltd. Class H (China)	71,000	1,751,930
Caleres, Inc.	16,671	371,430
Capri Holdings, Ltd.(NON)	14,500	831,140
Casey'S General Stores, Inc.	1,500	336,525
Centre Testing International Group Co., Ltd. Class A (China)	309,569	993,050
Cintas Corp.	5,176	2,337,585
Clear Channel Outdoor Holdings, Inc.(NON)	118,634	124,566
CoStar Group, Inc.(NON)	37,130	2,869,406
CRA International, Inc.	1,173	143,610
Crocs, Inc.(NON)	1,892	205,150
Dillard's, Inc. Class A	1,588	513,242
Dolby Laboratories, Inc. Class A	10,900	768,886
Dollar General Corp.	3,075	757,219
Dr. Ing. h.c. F. Porsche AG (Preference) (Germany)(NON)	1,039	105,381
Expedia Group, Inc.(NON)	47,464	4,157,846
Experian PLC (United Kingdom)	106,171	3,610,639
FactSet Research Systems, Inc.	1,989	798,007
Flutter Entertainment PLC (Ireland)(NON)	13,704	1,870,465
Foot Locker, Inc.	3,274	123,724
Ford Motor Co.	56,614	658,421
Forrester Research, Inc.(NON)	1,432	51,208
Franklin Covey Co.(NON)	2,217	103,689
Gartner, Inc.(NON)	18,785	6,314,390
General Motors Co.	230,256	7,745,812
Genuine Parts Co.	12,100	2,099,471
GMS, Inc.(NON)	7,648	380,870
Golden Entertainment, Inc.(NON)	5,165	193,171
Goodyear Tire & Rubber Co. (The)(NON)	9,411	95,522
Group 1 Automotive, Inc.	700	126,259
Hackett Group, Inc. (The)	6,463	131,651
Hermes International (France)	1,916	2,963,668
Hilton Worldwide Holdings, Inc.	23,618	2,984,370
Home Depot, Inc. (The)	8,720	2,754,299
iHeartMedia, Inc. Class A(NON)	13,480	82,632
Indian Hotels Co., Ltd. (India)	244,837	943,035
Industria de Diseno Textil SA (Spain)	99,751	2,653,443
InterContinental Hotels Group PLC (United Kingdom)	34,339	1,969,431
International Game Technology PLC	25,628	581,243
Jardine Matheson Holdings, Ltd. (Hong Kong)	12,000	610,800
JD Sports Fashion PLC (United Kingdom)	2,195,733	3,348,691
Kontoor Brands, Inc.	2,929	117,131
La Francaise des Jeux SAEM (France)	9,774	393,184
Laureate Education, Inc.	42,522	409,062
Lennar Corp. Class A	8,900	805,450
Li Ning Co., Ltd. (China)	209,500	1,818,425
Light & Wonder, Inc.(NON)	9,193	538,710
Live Nation Entertainment, Inc.(NON)	36,214	2,525,564
LiveRamp Holdings, Inc.(NON)	15,435	361,796
Lowe's Cos., Inc.	3,996	796,163
Lululemon Athletica, Inc. (Canada)(NON)	13,205	4,230,618
LVMH Moet Hennessy Louis Vuitton SA (France)	11,660	8,486,132
M/I Homes, Inc.(NON)	1,031	47,612
Macy's, Inc.	38,400	792,960
MarineMax, Inc.(NON)	3,313	103,432
Marriott International, Inc./MD Class A	5,300	789,117
Masonite International Corp.(NON)	1,809	145,823
Mastercard, Inc. Class A	24,868	8,647,349
MasterCraft Boat Holdings, Inc.(NON)	4,575	118,355
Medifast, Inc.	910	104,969
Modine Manufacturing Co.(NON)	18,514	367,688
Moncler SpA (Italy)	20,855	1,105,049
Movado Group, Inc.	3,085	99,491
Murphy USA, Inc.	459	128,309
NeoGames SA (Israel)(NON)	4,313	52,575
Network International Holdings PLC (United Arab Emirates)(NON)	436,460	1,572,422
New York Times Co. (The) Class A	20,688	671,532
Nexstar Media Group, Inc. Class A	4,039	706,946
Nike, Inc. Class B	44,028	5,151,716
Nintendo Co., Ltd. (Japan)	71,100	2,996,992
NVR, Inc.(NON)	185	853,327
O'Reilly Automotive, Inc.(NON)	9,146	7,719,499
Owens Corning	8,700	742,110
Oxford Industries, Inc.	1,398	130,266
Pan Pacific International Holdings Corp. (Japan)	83,000	1,551,349
Pandora A/S (Denmark)	16,338	1,147,950
PayPal Holdings, Inc.(NON)	9,600	683,712
Penske Automotive Group, Inc.	6,000	689,580
PGT Innovations, Inc.(NON)	5,184	93,105
Pitney Bowes, Inc.	66,456	252,533
Porsche Automobil Holding SE (Preference) (Germany)	8,063	442,254
PROG Holdings, Inc.(NON)	6,203	104,769
Publicis Groupe SA (France)	15,088	959,689
PulteGroup, Inc.	87,789	3,997,033
RE/MAX Holdings, Inc. Class A	5,385	100,376
Red Rock Resorts, Inc. Class A	13,874	555,099
Scholastic Corp.	2,926	115,460
Shenzhou International Group Holdings, Ltd. (China)	139,000	1,563,549
Signet Jewelers, Ltd.	9,635	655,180
Skyline Champion Corp.(NON)	10,405	535,962
Sony Group Corp. (Japan)	31,500	2,408,584
SP Plus Corp.(NON)	3,196	110,965
Stellantis NV (Italy)	184,575	2,621,863
Steven Madden, Ltd.	3,345	106,906
StoneCo., Ltd. Class A (Brazil)(NON)	10,969	103,547
Tapestry, Inc.	20,500	780,640
Target Corp.	19,162	2,855,904
TechnoPro Holdings, Inc. (Japan)	46,200	1,240,895
Tesla, Inc.(NON)	68,953	8,493,631
Thomson Reuters Corp. (Canada)	22,020	2,511,971
Toast, Inc. Class A(NON)	44,000	793,320
Toll Brothers, Inc.	24,078	1,201,974
Toyota Motor Corp. (Japan)	8,100	111,866
Trade Desk, Inc. (The) Class A(NON)	15,500	694,865
TRI Pointe Homes, Inc.(NON)	26,592	494,345
United Rentals, Inc.(NON)	10,058	3,574,814
Universal Music Group NV (Netherlands)	298,612	7,195,301
Vista Outdoor, Inc.(NON)	13,995	341,058
Visteon Corp.(NON)	4,738	619,873
Volkswagen AG (Preference) (Germany)	19,223	2,395,604
WalMart de Mexico (Walmex) SAB de CV (Mexico)	654,223	2,312,518
Walmart, Inc.	84,875	12,034,426
Walt Disney Co. (The)(NON)	8,135	706,769
Warner Bros Discovery, Inc.(NON)	71,357	676,464
Wolters Kluwer NV (Netherlands)	29,731	3,111,264
Worldline SA/France (France)(NON)	60,135	2,351,490
Wyndham Hotels & Resorts, Inc.	10,700	763,017

		249,052,069
Consumer finance (0.9%)
American Express Co.	5,054	746,729
Capital One Financial Corp.	55,799	5,187,075
Discover Financial Services	49,863	4,878,097
Encore Capital Group, Inc.(NON)	3,320	159,161
Enova International, Inc.(NON)	3,364	129,077
International Money Express, Inc.(NON)	11,862	289,077
Mr. Cooper Group, Inc.(NON)	13,849	555,760
Navient Corp.	36,997	608,601
PennyMac Financial Services, Inc.	9,661	547,392
SLM Corp.	49,813	826,896
Synchrony Financial	22,322	733,501
Visa, Inc. Class A	37,175	7,723,478

		22,384,844
Consumer staples (6.9%)
ACCO Brands Corp.	19,712	110,190
Airbnb, Inc. Class A(NON)	33,699	2,881,265
Albertsons Cos., Inc. Class A	38,100	790,194
Asahi Group Holdings, Ltd. (Japan)	87,000	2,730,517
Bloomin' Brands, Inc.	6,596	132,712
Brink's Co. (The)	7,649	410,828
British American Tobacco PLC (United Kingdom)	7,204	285,795
Cargurus, Inc.(NON)	21,407	299,912
Carlsberg A/S Class B (Denmark)	2,356	313,102
Cars.com, Inc.(NON)	13,419	184,780
China Mengniu Dairy Co., Ltd. (China)	350,000	1,587,352
Chipotle Mexican Grill, Inc.(NON)	2,095	2,906,792
CK Hutchison Holdings, Ltd. (Hong Kong)	819,000	4,915,815
Coca-Cola Co. (The)	264,437	16,820,838
Coca-Cola Consolidated, Inc.	1,349	691,174
Coca-Cola Europacific Partners PLC (Spain)	71,140	3,935,465
Coca-Cola HBC AG (Italy)	51,719	1,233,632
Coles Group, Ltd. (Australia)	134,101	1,526,581
Colgate-Palmolive Co.	9,958	784,591
CoreCivic, Inc.(NON)	25,836	298,664
Costco Wholesale Corp.	15,700	7,167,051
Dave & Buster's Entertainment, Inc.(NON)	5,240	185,706
Diageo PLC (United Kingdom)	122,019	5,384,293
Dino Polska SA (Poland)(NON)	11,693	1,001,605
DoorDash, Inc. Class A(NON)	15,600	761,592
Estee Lauder Cos., Inc. (The) Class A	8,952	2,221,081
First Watch Restaurant Group, Inc.(NON)	13,170	178,190
G-III Apparel Group, Ltd.(NON)	5,619	77,036
Heidrick & Struggles International, Inc.	6,780	189,637
Herc Holdings, Inc.	965	126,965
Hershey Co. (The)	22,138	5,126,497
Hostess Brands, Inc.(NON)	25,078	562,750
Hudson Technologies, Inc.(NON)	9,924	100,431
Imperial Brands PLC (United Kingdom)	102,162	2,557,866
Ingles Markets, Inc. Class A	2,690	259,477
ITOCHU Corp. (Japan)	122,500	3,869,895
Itron, Inc.(NON)	10,902	552,186
JD.com, Inc. Class A (China)	68,070	1,920,327
JD.com, Inc. ADR (China)	13,125	736,706
Jeronimo Martins SGPS SA (Portugal)	78,918	1,704,761
John B. Sanfilippo & Son, Inc.	1,468	119,378
Kesko Oyj Class B (Finland)	28,395	626,753
Keurig Dr Pepper, Inc.	114,624	4,087,492
Kforce, Inc.	3,664	200,897
Koninklijke Ahold Delhaize NV (Netherlands)	91,794	2,637,321
Korn Ferry	10,232	517,944
Kraft Heinz Co. (The)	19,400	789,774
L'Oreal SA (France)	9,849	3,517,097
ManpowerGroup, Inc.	8,700	723,927
McDonald's Corp.	2,515	662,778
McDonald's Holdings Co. (Japan), Ltd. (Japan)	26,200	997,173
MercadoLibre, Inc. (Brazil)(NON)	1,264	1,069,647
Mondelez International, Inc. Class A	11,300	753,145
Nestle SA (Switzerland)	59,271	6,867,782
Netflix, Inc.(NON)	9,058	2,671,023
PepsiCo, Inc.	32,600	5,889,516
Perdoceo Education Corp.(NON)	25,409	353,185
Philip Morris International, Inc.	117,616	11,903,915
Pinduoduo, Inc. ADR (China)(NON)	15,101	1,231,487
Primo Water Corp.	26,525	412,199
Procter & Gamble Co. (The)	126,746	19,209,624
Recruit Holdings Co., Ltd. (Japan)	95,100	3,026,765
Resideo Technologies, Inc.(NON)	6,770	111,367
Resources Connection, Inc.	6,111	112,320
Sally Beauty Holdings, Inc.(NON)	34,353	430,100
ScanSource, Inc.(NON)	1,954	57,096
Shoprite Holdings, Ltd. (South Africa)	89,944	1,196,342
Simply Good Foods Co. (The)(NON)	10,669	405,742
Sodexo SA (France)	8,511	815,216
Sumber Alfaria Trijaya Tbk PT (Indonesia)	4,601,100	783,229
Sysco Corp.	9,145	699,135
TriNet Group, Inc.(NON)	7,453	505,313
Tyson Foods, Inc. Class A	11,085	690,041
Uber Technologies, Inc.(NON)	301,951	7,467,248
Udemy, Inc.(NON)	9,955	105,025
Ulta Beauty, Inc.(NON)	1,700	797,419
Unilever PLC (United Kingdom)	63,206	3,195,587
United Natural Foods, Inc.(NON)	12,363	478,572
US Foods Holding Corp.(NON)	10,700	364,014
USANA Health Sciences, Inc.(NON)	2,030	107,996
Vacasa, Inc. Class A(NON)	67,955	85,623
Vector Group, Ltd.	27,947	331,451
Veritiv Corp.	3,693	449,475
Wendy's Co. (The)	17,100	386,973
WH Group, Ltd. (Hong Kong)	1,295,500	753,521
Yakult Honsha Co., Ltd. (Japan)	31,100	2,028,467

		168,150,345
Electronics (3.1%)
Advanced Micro Devices, Inc.(NON)	26,526	1,718,089
Agilent Technologies, Inc.	6,289	941,149
Alpha & Omega Semiconductor, Ltd.(NON)	7,838	223,932
Ambarella, Inc.(NON)	1,784	146,698
ASPEED Technology, Inc. (Taiwan)	7,700	422,134
Broadcom, Inc.	11,430	6,390,856
CEVA, Inc.(NON)	4,660	119,203
Dixon Technologies (India), Ltd. (India)	10,713	505,620
Enovix Corp.(NON)	7,753	96,447
Hamamatsu Photonics KK (Japan)	14,500	698,263
Hirose Electric Co., Ltd. (Japan)	1,400	177,080
Hoya Corp. (Japan)	40,700	3,940,060
Keysight Technologies, Inc.(NON)	4,500	769,815
Lattice Semiconductor Corp.(NON)	32,071	2,080,766
LEENO Industrial, Inc. (South Korea)	6,965	856,510
Minebea Mitsumi, Inc. (Japan)	135,000	2,027,469
Murata Manufacturing Co., Ltd. (Japan)	27,900	1,400,527
NVIDIA Corp.	117,096	17,112,410
NXP Semiconductors NV	10,063	1,590,256
Qualcomm, Inc.	115,750	12,725,555
Rambus, Inc.(NON)	18,445	660,700
Samsung Electronics Co., Ltd. (South Korea)	100,658	4,402,046
Shenzhen Inovance Technology Co., Ltd. Class A (China)	79,650	796,305
Sinbon Electronics Co., Ltd. (Taiwan)	137,000	1,225,781
STMicroelectronics NV (France)	71,106	2,511,427
Synaptics, Inc.(NON)	2,565	244,085
TDK Corp. (Japan)	66,500	2,196,567
Techtronic Industries Co., Ltd. (TTI) (Hong Kong)	46,000	513,308
Texas Instruments, Inc.	11,431	1,888,630
Thales SA (France)	37,002	4,725,326
Trimble Inc.(NON)	6,500	328,640
TTM Technologies, Inc.(NON)	3,144	47,412
Vishay Intertechnology, Inc.	6,125	132,116
Vontier Corp.	66,820	1,291,631

		74,906,813
Energy (3.8%)
Alpha Metallurgical Resources, Inc.	3,754	549,548
APA Corp.	17,007	793,887
Arch Resources, Inc.	2,472	352,977
BP PLC (United Kingdom)	701,988	4,030,327
California Resources Corp.	12,668	551,185
Cheniere Energy, Inc.	34,000	5,098,640
Chevron Corp.	5,349	960,092
Chord Energy Corp.	4,249	581,306
Comstock Resources, Inc.	5,932	81,328
ConocoPhillips	59,317	6,999,406
Delek US Holdings, Inc.	18,348	495,396
Denbury, Inc.(NON)	5,521	480,437
Enphase Energy, Inc.(NON)	3,000	794,880
EOG Resources, Inc.	11,831	1,532,351
Equinor ASA (Norway)	77,737	2,791,511
Exxon Mobil Corp.	182,537	20,133,831
Fluence Energy, Inc.(NON)	10,852	186,112
Golar LNG, Ltd. (Norway)(NON)	22,959	523,236
Marathon Oil Corp.	189,206	5,121,806
Marathon Petroleum Corp.	60,186	7,005,049
NexTier Oilfield Solutions, Inc.(NON)	16,305	150,658
NOW, Inc.(NON)	38,499	488,937
Occidental Petroleum Corp.	11,550	727,535
OMV AG (Austria)	13,560	698,186
PBF Energy, Inc. Class A	15,331	625,198
PetroChina Co., Ltd. Class H (China)	2,452,000	1,121,478
PTT Exploration & Production PCL (Thailand)	107,600	548,330
Range Resources Corp.	27,900	698,058
Reliance Industries, Ltd. (India)	100,188	3,084,720
Repsol SA (Spain)	80,656	1,282,122
Shell PLC (London Exchange) (United Kingdom)	229,826	6,462,749
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	172,201	4,881,124
SM Energy Co.	15,776	549,478
SunCoke Energy, Inc.	22,476	193,968
Talos Energy, Inc.(NON)	25,500	481,440
Targa Resources Corp.	11,700	859,950
Thermon Group Holdings, Inc.(NON)	6,677	134,074
TotalEnergies SE (France)	47,067	2,954,954
US Silica Holdings, Inc.(NON)	21,400	267,500
Valero Energy Corp.	38,899	4,934,727
Warrior Met Coal, Inc.	17,288	598,856
Weatherford International PLC	15,277	777,905

		91,585,252
Financial (1.1%)
3i Group PLC (United Kingdom)	125,559	2,036,324
Ally Financial, Inc.	28,700	701,715
Apollo Global Management, Inc.	40,559	2,587,259
Ares Management Corp. Class A	9,800	670,712
BGC Partners, Inc. Class A	80,449	303,293
Carlyle Group, Inc. (The)	106,223	3,169,694
Deutsche Boerse AG (Germany)	16,596	2,867,300
Eurazeo SE (France)	4,572	284,347
Intercontinental Exchange, Inc.	7,100	728,389
Japan Exchange Group, Inc. (Japan)	154,500	2,233,799
KB Financial Group, Inc. (South Korea)	42,853	1,643,630
London Stock Exchange Group PLC (United Kingdom)	33,281	2,871,174
MGIC Investment Corp.	81,251	1,056,263
Partners Group Holding AG (Switzerland)	5,467	4,829,336
Radian Group, Inc.	6,024	114,878

		26,098,113
Health care services (2.9%)
Allscripts Healthcare Solutions, Inc.(NON)	33,202	585,683
AmerisourceBergen Corp.	4,904	812,642
AMN Healthcare Services, Inc.(NON)	5,901	606,741
Apollo Hospitals Enterprise, Ltd. (India)	23,011	1,245,426
Bio-Rad Laboratories, Inc. Class A(NON)	2,068	869,573
bioMerieux (France)	5,021	526,293
Cardinal Health, Inc.	10,136	779,154
Cigna Corp.	19,161	6,348,806
Computer Programs and Systems, Inc.(NON)	3,560	96,903
CVS Health Corp.	118,195	11,014,592
Elevance Health, Inc.	12,138	6,226,430
Fulgent Genetics, Inc.(NON)	9,516	283,386
Ginkgo Bioworks Holdings, Inc.(NON)	426,700	721,123
HCA Healthcare, Inc.	14,643	3,513,734
Humana, Inc.	10,571	5,414,361
ICON PLC (Ireland)(NON)	8,359	1,623,736
IQVIA Holdings, Inc.(NON)	13,150	2,694,303
Max Healthcare Institute, Ltd. (India)(NON)	232,008	1,232,674
McKesson Corp.	19,075	7,155,414
Medibank Private, Ltd. (Australia)	117,182	235,361
Medpace Holdings, Inc.(NON)	784	166,529
Molina Healthcare, Inc.(NON)	7,100	2,344,562
NextGen Healthcare, Inc.(NON)	15,697	294,790
Option Care Health, Inc.(NON)	20,105	604,959
Sabra Health Care REIT, Inc.(R)	27,282	339,115
Select Medical Holdings Corp.	4,078	101,257
Teladoc Health, Inc.(NON)	28,700	678,755
UnitedHealth Group, Inc.	25,576	13,559,884

		70,076,186
Insurance (2.6%)
AIA Group, Ltd. (Hong Kong)	200,600	2,230,759
Allianz SE (Germany)	5,278	1,135,051
American Equity Investment Life Holding Co.	3,789	172,854
American Financial Group, Inc.	5,250	720,720
American International Group, Inc.	184,819	11,687,954
AMERISAFE, Inc.	2,369	123,117
Argo Group International Holdings, Ltd. (Bermuda)	5,192	134,213
Assured Guaranty, Ltd.	53,718	3,344,483
Aviva PLC (United Kingdom)	277,745	1,486,833
AXA SA (France)	229,744	6,407,689
Berkshire Hathaway, Inc. Class B(NON)	8,070	2,492,823
Brown & Brown, Inc.	13,200	752,004
Chubb, Ltd.	4,056	894,754
CNO Financial Group, Inc.	27,878	637,012
Employers Holdings, Inc.	3,168	136,636
Enstar Group, Ltd.(NON)	1,885	435,510
Equitable Holdings, Inc.	123,295	3,538,567
Essent Group, Ltd.	16,843	654,856
Genworth Financial, Inc. Class A(NON)	131,896	697,730
Gjensidige Forsikring ASA (Norway)	14,900	292,318
Horace Mann Educators Corp.	10,998	410,995
Jackson Financial, Inc. Class A	17,079	594,178
Japan Post Holdings Co., Ltd. (Japan)	327,900	2,772,059
Loews Corp.	13,700	799,121
MetLife, Inc.	101,600	7,352,792
NN Group NV (Netherlands)	6,238	254,812
Ping An Insurance Group Co. of China, Ltd. Class H (China)	301,000	1,991,769
ProAssurance Corp.	6,025	105,257
Prudential PLC (United Kingdom)	319,743	4,358,389
Reinsurance Group of America, Inc.	9,146	1,299,555
Safety Insurance Group, Inc.	1,228	103,471
Sampo Oyj Class A (Finland)	51,777	2,705,832
Stewart Information Services Corp.	5,304	226,640
United Fire Group, Inc.	3,298	90,233
Universal Insurance Holdings, Inc.	5,810	61,528
Unum Group	19,017	780,268
W.R. Berkley Corp.	11,032	800,592
Zurich Insurance Group AG (Switzerland)	2,375	1,136,065

		63,819,439
Investment banking/Brokerage (1.4%)
Affiliated Managers Group, Inc.	4,900	776,307
Ameriprise Financial, Inc.	13,200	4,110,084
Blackstone, Inc.	8,163	605,613
Blucora, Inc.(NON)	7,638	194,998
Charles Schwab Corp. (The)	128,856	10,728,551
Deutsche Bank AG (Germany)	26,417	299,408
Goldman Sachs Group, Inc. (The)	32,673	11,219,254
Industrivarden AB Class A (Sweden)	17,860	433,884
Investor AB Class B (Sweden)	158,976	2,872,731
L E Lundbergforetagen AB Class B (Sweden)	4,834	205,732
Piper Sandler Cos.	677	88,139
StoneX Group, Inc.(NON)	3,216	306,485
Virtu Financial, Inc. Class A	44,800	914,368
Virtus Investment Partners, Inc.	1,547	296,158

		33,051,712
Medical technology (2.1%)
Abbott Laboratories	134,783	14,797,826
Adaptive Biotechnologies Corp.(NON)	57,859	442,043
AngioDynamics, Inc.(NON)	7,963	109,651
AtriCure, Inc.(NON)	3,147	139,664
Avanos Medical, Inc.(NON)	9,109	246,490
Boston Scientific Corp.(NON)	70,702	3,271,382
Castle Biosciences, Inc.(NON)	2,229	52,471
Danaher Corp.	30,596	8,120,791
Edwards Lifesciences Corp.(NON)	9,399	701,259
Glaukos Corp.(NON)	3,079	134,491
Hologic, Inc.(NON)	10,500	785,505
IDEXX Laboratories, Inc.(NON)	3,955	1,613,482
Inari Medical, Inc.(NON)	1,596	101,442
Inspire Medical Systems, Inc.(NON)	3,636	915,836
Integer Holdings Corp.(NON)	1,387	94,954
Intuitive Surgical, Inc.(NON)	5,729	1,520,190
Lantheus Holdings, Inc.(NON)	9,343	476,119
LivaNova PLC (United Kingdom)(NON)	9,828	545,847
Medtronic PLC	49,000	3,808,280
Mettler-Toledo International, Inc.(NON)	500	722,725
Olympus Corp. (Japan)	82,300	1,474,928
Orthofix Medical, Inc. (Netherlands)(NON)	6,575	134,985
RadNet, Inc.(NON)	7,626	143,598
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A (China)	23,200	1,054,491
Sonic Healthcare, Ltd. (Australia)	75,895	1,548,643
Sonova Holding AG (Switzerland)	5,771	1,368,713
STAAR Surgical Co.(NON)	7,532	365,603
Thermo Fisher Scientific, Inc.	10,173	5,602,169
Waters Corp.(NON)	2,400	822,192

		51,115,770
Pharmaceuticals (5.3%)
AbbVie, Inc.	88,263	14,264,183
Alkermes PLC(NON)	23,267	607,967
Amylyx Pharmaceuticals, Inc.(NON)	6,342	234,337
Arvinas, Inc.(NON)	2,390	81,762
AstraZeneca PLC (United Kingdom)	92,079	12,487,756
AstraZeneca PLC ADR (United Kingdom)	78,036	5,290,841
Bristol-Myers Squibb Co.	100,043	7,198,094
Catalyst Pharmaceuticals, Inc.(NON)	7,159	133,157
Chugai Pharmaceutical Co., Ltd. (Japan)	75,900	1,947,815
Corcept Therapeutics, Inc.(NON)	5,286	107,359
Dexcom, Inc.(NON)	25,772	2,918,421
Eli Lilly and Co.	50,611	18,515,528
Enanta Pharmaceuticals, Inc.(NON)	8,867	412,493
Ipsen SA (France)	4,476	481,529
Johnson & Johnson	4,192	740,517
Lonza Group AG (Switzerland)	7,570	3,709,476
Merck & Co., Inc.	179,367	19,900,768
Merck KGaA (Germany)	37,438	7,249,656
Novartis AG (Switzerland)	58,849	5,320,054
Novo Nordisk A/S Class B (Denmark)	44,084	5,952,495
Ono Pharmaceutical Co., Ltd. (Japan)	90,900	2,135,360
Pfizer, Inc.	117,426	6,016,908
Roche Holding AG (Switzerland)	17,805	5,593,849
Sanofi (France)	68,287	6,567,105
Sun Pharmaceutical Industries, Ltd. (India)	81,253	983,522

		128,850,952
Real estate (1.4%)
Alexander & Baldwin, Inc.(R)	15,537	291,008
American Assets Trust, Inc.(R)	2,048	54,272
Anywhere Real Estate, Inc.(NON)	32,092	205,068
Apple Hospitality REIT, Inc.(R)	16,198	255,604
Armada Hoffler Properties, Inc.(R)	8,666	99,659
AvalonBay Communities, Inc.(R)	4,700	759,144
BrightSpire Capital, Inc.(R)	15,672	97,637
Brixmor Property Group, Inc.(R)	33,251	753,800
BRT Apartments Corp.(R)	3,032	59,548
Camden Property Trust(R)	6,200	693,656
CBRE Group, Inc. Class A(NON)	10,100	777,296
City Office REIT, Inc. (Canada)(R)	10,259	85,970
CK Asset Holdings, Ltd. (Hong Kong)	276,418	1,701,617
Corporate Office Properties Trust(R)	4,611	119,609
Country Garden Services Holdings Co., Ltd. (China)	213,000	530,491
CubeSmart(R)	19,300	776,825
Cushman & Wakefield PLC(NON)	30,485	379,843
Equity Lifestyle Properties, Inc.(R)	12,187	787,280
Equity Residential(R)	11,500	678,500
Essential Properties Realty Trust, Inc.(R)	27,451	644,275
Extra Space Storage, Inc.(R)	4,696	691,157
Gaming and Leisure Properties, Inc.(R)	92,208	4,803,115
Goodman Group (Australia)(R)	173,016	2,044,973
Granite Point Mortgage Trust, Inc.(R)	16,983	91,029
Hersha Hospitality Trust Class A(R)	11,763	100,221
iStar, Inc.(R)	32,375	247,021
Jones Lang LaSalle, Inc.(NON)	4,557	726,249
Kennedy-Wilson Holdings, Inc.	6,675	104,998
Life Storage, Inc.(R)	22,477	2,213,985
Marcus & Millichap, Inc.	7,072	243,630
MFA Financial, Inc.(R)	10,020	98,697
Mitsubishi Estate Co., Ltd. (Japan)	185,700	2,421,005
Mitsui Fudosan Co., Ltd. (Japan)	18,100	333,341
National Health Investors, Inc.(R)	2,285	119,323
Nomura Real Estate Holdings, Inc. (Japan)	31,200	672,783
Outfront Media, Inc.(R)	32,207	533,992
Phoenix Mills, Ltd. (The) (India)	35,374	608,238
Piedmont Office Realty Trust, Inc. Class A(R)	22,673	207,911
Prologis, Inc.(R)	6,857	772,990
Public Storage(R)	2,900	812,551
Retail Opportunity Investments Corp.(R)	27,362	411,251
RMR Group, Inc. (The) Class A	3,825	108,056
Safehold, Inc.(R)	2,478	70,920
Sekisui Chemical Co., Ltd. (Japan)	30,200	424,558
Simon Property Group, Inc.(R)	6,446	757,276
SITE Centers Corp.(R)	8,033	109,731
Spirit Realty Capital, Inc.(R)	18,500	738,705
STAG Industrial, Inc.(R)	21,783	703,809
Sunstone Hotel Investors, Inc.(R)	54,106	522,664
Taylor Morrison Home Corp.(NON)	15,384	466,904
Terreno Realty Corp.(R)	1,824	103,731
TPG RE Finance Trust, Inc.(R)	16,825	114,242
Urban Edge Properties(R)	7,040	99,194
Vicinity, Ltd. (Australia)(R)	635,975	866,007
Vornado Realty Trust(R)	99,240	2,065,184

		35,160,543
Semiconductor (0.8%)
Applied Materials, Inc.	35,149	3,422,810
ASM International NV (Netherlands)	505	127,387
ASML Holding NV (Netherlands)	3,006	1,621,113
Axcelis Technologies, Inc.(NON)	8,149	646,705
Faraday Technology Corp. (Taiwan)	214,000	992,175
KLA Corp.	2,783	1,049,274
Lam Research Corp.	2,123	892,297
MaxLinear, Inc. Class A(NON)	15,305	519,605
Renesas Electronics Corp. (Japan)(NON)	298,800	2,694,528
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	589,350	8,599,941

		20,565,835
Software (5.1%)
Adobe, Inc.(NON)	22,466	7,560,483
Amdocs, Ltd.	19,900	1,808,910
American Software, Inc./GA Class A	6,212	91,192
Appian Corp.(NON)	4,118	134,082
Atlassian Corp. Class A(NON)	21,000	2,702,280
Autodesk, Inc.(NON)	4,300	803,541
Cadence Design Systems, Inc.(NON)	88,008	14,137,605
Dassault Systemes SE (France)	46,833	1,679,183
Domo, Inc. Class B(NON)	24,009	341,888
Donnelley Financial Solutions, Inc.(NON)	2,844	109,921
Intuit, Inc.	12,643	4,920,908
Manhattan Associates, Inc.(NON)	9,200	1,116,880
Microsoft Corp.	290,990	69,785,213
Okta, Inc.(NON)	15,800	1,079,614
Oracle Corp.	81,056	6,625,517
PROS Holdings, Inc.(NON)	10,042	243,619
ROBLOX Corp. Class A(NON)	24,200	688,732
Sapiens International Corp. NV (Israel)	5,215	96,373
Square Enix Holdings Co., Ltd. (Japan)	34,900	1,630,120
Tata Consultancy Services, Ltd. (India)	80,885	3,184,071
TIS, Inc. (Japan)	52,200	1,384,151
Totvs SA (Brazil)	225,655	1,180,471
Wix.com, Ltd. (Israel)(NON)	24,600	1,890,018
Workday, Inc. Class A(NON)	5,400	903,582

		124,098,354
Technology (—%)
CACI International, Inc. Class A(NON)	2,800	841,652

		841,652
Technology services (4.1%)
Accenture PLC Class A	55,478	14,803,749
Alibaba Group Holding, Ltd. (China)(NON)	169,256	1,870,274
Alphabet, Inc. Class A(NON)	297,573	26,254,866
Alphabet, Inc. Class C(NON)	151,604	13,451,823
Capgemini SE (France)	14,165	2,364,657
Cognizant Technology Solutions Corp. Class A	11,900	680,561
CSG Systems International, Inc.	7,779	444,959
DocuSign, Inc.(NON)	16,710	926,068
eBay, Inc.	165,242	6,852,586
Fidelity National Information Services, Inc.	11,858	804,565
GoDaddy, Inc. Class A(NON)	9,800	733,236
HealthStream, Inc.(NON)	5,297	131,577
Leidos Holdings, Inc.	21,042	2,213,408
Meituan Class B (China)(NON)	99,600	2,229,227
Meta Platforms, Inc. Class A(NON)	104,857	12,618,491
Palo Alto Networks, Inc.(NON)	39,936	5,572,669
Pinterest, Inc. Class A(NON)	32,300	784,244
Roku, Inc.(NON)	7,000	284,900
SCSK Corp. (Japan)	39,900	608,350
Spotify Technology SA (Sweden)(NON)	10,123	799,211
Tencent Holdings, Ltd. (China)	116,411	4,981,298
Zebra Technologies Corp. Class A(NON)	3,005	770,512

		100,181,231
Transportation (1.4%)
A.P. Moeller-Maersck A/S Class B (Denmark)	774	1,740,352
ArcBest Corp.	3,753	262,860
Arlo Technologies, Inc.(NON)	28,401	99,688
Canadian National Railway Co. (Canada)	26,335	3,128,302
Copa Holdings SA Class A (Panama)(NON)	13,009	1,081,959
Covenant Logistics Group, Inc.	4,085	141,218
CSX Corp.	208,900	6,471,722
Deutsche Post AG (Germany)	63,045	2,374,175
Dorian LPG, Ltd.	11,524	218,380
Hub Group, Inc. Class A(NON)	4,975	395,463
International Container Terminal Services, Inc. (Philippines)	371,400	1,332,915
Kongsberg Gruppen ASA (Norway)	7,405	314,135
Matson, Inc.	7,393	462,136
Nippon Yusen (Japan)	55,800	1,322,295
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	380,330	1,556,276
Safe Bulkers, Inc. (Monaco)	38,964	113,385
SITC International Holdings Co., Ltd. (Hong Kong)	65,000	144,566
Southwest Airlines Co.(NON)	111,889	3,767,303
Teekay Corp. (Bermuda)(NON)	24,036	109,123
Union Pacific Corp.	39,223	8,121,907
United Parcel Service, Inc. Class B	4,034	701,271

		33,859,431
Utilities and power (1.9%)
AES Corp. (The)	29,304	842,783
ALLETE, Inc.	5,615	362,224
Ameren Corp.	26,716	2,375,587
American Electric Power Co., Inc.	81,724	7,759,694
Avista Corp.	2,640	117,058
Black Hills Corp.	1,465	103,048
Chesapeake Utilities Corp.	2,882	340,595
China Resources Gas Group, Ltd. (China)	170,100	638,519
Constellation Energy Corp.	37,323	3,217,616
Dominion Energy, Inc.	12,500	766,500
DTE Energy Co.	6,786	797,559
Duke Energy Corp.	7,908	814,445
E.ON SE (Germany)	269,138	2,689,113
Edison International	12,958	824,388
Enel SpA (Italy)	182,729	983,879
Eversource Energy	10,100	846,784
Exelon Corp.	108,997	4,711,940
FirstEnergy Corp.	20,718	868,913
Fortum OYJ (Finland)	70,636	1,175,015
National Guel Gas co.	12,100	765,930
New Jersey Resources Corp.	3,735	185,331
NiSource, Inc.	27,211	746,126
Northwest Natural Holding Co.	6,445	306,718
NRG Energy, Inc.	130,487	4,152,097
Otter Tail Corp.	3,140	184,349
PNM Resources, Inc.	13,246	646,272
Portland General Electric Co.	8,602	421,498
PPL Corp.	12,900	376,938
Public Service Enterprise Group, Inc.	12,700	778,129
RWE AG (Germany)	61,103	2,720,305
SJW Group	3,258	264,517
Southern Co. (The)	10,735	766,586
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	11,872	13,653
Tokyo Gas Co., Ltd. (Japan)	69,100	1,361,045
Unitil Corp.	2,213	113,660
Vistra Corp.	32,144	745,741
WEC Energy Group, Inc.	7,500	703,200
Xcel Energy, Inc.	10,658	747,232

		46,234,987

Total common stocks (cost $1,554,608,159)		$1,857,927,703

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (1.6%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$316,426	$330,892
5.00%, 5/20/49	12,437	12,402
4.70%, with due dates from 5/20/67 to 8/20/67	110,563	108,401
4.639%, 6/20/67	50,329	49,431
4.525%, 3/20/67	65,890	64,531
4.50%, TBA, 1/1/53	7,000,000	6,792,250
4.50%, 5/20/49	52,593	51,477
4.00%, TBA, 1/1/53	5,000,000	4,733,360
3.00%, TBA, 1/1/53	17,000,000	15,141,501
3.00%, with due dates from 8/20/49 to 4/20/51	12,501,170	11,235,943

		38,520,188
U.S. Government Agency Mortgage Obligations (7.7%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 9/1/45	153,720	148,807
3.00%, with due dates from 2/1/47 to 1/1/48	4,583,162	4,106,597
2.50%, with due dates from 8/1/50 to 8/1/51	2,236,613	1,909,803
Federal National Mortgage Association Pass-Through Certificates
4.50%, with due dates from 2/1/39 to 4/1/39	17,985	17,800
4.00%, 1/1/57	464,998	443,205
4.00%, with due dates from 6/1/48 to 5/1/49	4,414,115	4,207,839
3.50%, 6/1/56	1,373,713	1,265,737
3.50%, with due dates from 4/1/52 to 5/1/52	1,906,156	1,751,414
3.00%, with due dates from 4/1/46 to 11/1/48	6,464,598	5,819,255
2.50%, with due dates from 7/1/50 to 8/1/51	20,358,629	17,412,655
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/53	11,000,000	11,170,161
5.50%, TBA, 1/1/53	25,000,000	25,074,230
5.00%, TBA, 1/1/53	56,000,000	55,221,275
4.50%, TBA, 1/1/53	11,000,000	10,602,968
3.50%, TBA, 1/1/53	19,000,000	17,279,600
2.50%, TBA, 1/1/53	20,000,000	16,956,250
2.50%, TBA, 1/1/38	16,000,000	14,657,501

		188,045,097

Total U.S. government and agency mortgage obligations (cost $235,708,430)		$226,565,285

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.25%, 11/15/24(i)	$316,000	$304,523
1.875%, 2/28/27(i)	91,000	84,008
1.75%, 11/15/29(i)	592,000	518,841
0.50%, 2/28/26(i)	321,000	286,762

Total U.S. treasury obligations (cost $1,194,134)		$1,194,134

CORPORATE BONDS AND NOTES (8.6%)(a)
		Principal amount	Value
Basic materials (0.7%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$465,000	$469,268
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		35,000	33,470
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		80,000	78,203
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		440,000	363,073
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		80,000	74,726
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		260,000	216,058
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		263,000	250,567
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		235,000	204,539
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		125,000	117,406
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		145,000	117,556
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		170,000	157,202
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32		175,000	161,805
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)		143,000	135,986
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		355,000	344,933
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		1,137,000	1,121,430
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		170,000	142,202
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		814,000	696,398
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		280,000	271,015
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		95,000	82,643
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		140,000	123,880
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		305,000	292,800
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		100,000	96,125
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)		250,000	240,818
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		150,000	111,400
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		465,000	452,603
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.875%, 3/1/26 (Canada)		200,000	189,404
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)		190,000	176,965
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)		260,000	242,676
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		280,000	252,571
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		210,000	198,182
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		328,000	266,234
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		150,000	127,497
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29		150,000	127,804
Herens Holdco SARL 144A company guaranty sr. notes 4.75%, 5/15/28 (Luxembourg)		305,000	227,960
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		130,000	100,891
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		286,000	256,851
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		280,000	226,100
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		225,000	193,500
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		150,000	103,500
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		205,000	165,224
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		251,000	236,232
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		47,000	31,814
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		83,000	65,850
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	170,000	99,337
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$235,000	203,004
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		365,000	301,531
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24		75,000	73,497
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24		50,000	48,617
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)		230,000	217,853
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		190,000	158,842
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		410,000	357,213
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		200,000	163,278
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		580,000	514,208
Novelis Corp. 144A company guaranty sr. unsec. notes 3.25%, 11/15/26		155,000	138,959
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		67,000	61,212
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		330,000	284,281
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		129,000	121,170
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		260,000	197,394
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		295,000	222,625
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		520,000	446,199
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		150,000	120,822
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		255,000	239,174
Sylvamo Corp. 144A company guaranty sr. unsec. notes 7.00%, 9/1/29		430,000	408,500
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)		195,000	171,471
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		280,000	200,273
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		275,000	178,123
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		335,000	278,469
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27		265,000	251,313
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		403,000	248,118
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		202,000	133,407
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26		638,000	599,471
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		305,000	343,916
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		106,000	119,103
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		30,000	33,162
WR Grace Holdings, LLC 144A company guaranty sr. notes 5.625%, 10/1/24		140,000	137,900
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		250,000	221,533
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		310,000	250,254

			17,089,590
Capital goods (0.6%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		120,000	98,700
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		355,000	329,205
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27		170,000	161,272
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		165,000	140,663
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Ireland)(PIK)		200,000	139,106
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC 144A sr. unsec. notes 4.00%, 9/1/29		260,000	206,057
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)		240,000	207,889
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		180,000	153,949
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26		472,000	420,465
Boeing Co. (The) sr. unsec. notes 1.433%, 2/4/24		785,000	752,271
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		210,000	203,695
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		335,000	325,022
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		325,000	326,719
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		45,000	46,152
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		144,000	144,333
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		380,000	311,323
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		165,000	169,869
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)		165,000	145,062
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		210,000	183,803
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		50,000	42,750
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)		225,000	215,169
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27		385,000	405,694
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		475,000	369,265
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		155,000	128,082
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		570,000	484,500
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		250,000	207,709
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		202,000	196,155
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31		55,000	42,209
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		225,000	214,578
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28		220,000	210,587
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		90,000	75,261
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		390,000	267,306
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		525,000	391,750
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		535,000	493,404
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		146,000	138,753
OT Merger Corp. 144A sr. unsec. notes 7.875%, 10/15/29		385,000	204,050
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		145,000	121,829
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40		65,000	60,648
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		445,000	425,913
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		380,000	328,586
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29		600,000	517,500
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		260,000	246,409
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		860,000	740,185
Stevens Holding Co., Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26		365,000	365,913
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		175,000	157,281
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		185,000	179,997
TransDigm, Inc. company guaranty sr. unsec. sub. notes 5.50%, 11/15/27		305,000	286,410
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		240,000	209,340
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		235,000	206,628
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26		895,000	882,640
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	110,000	104,153
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		$430,000	365,500
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		56,000	48,039
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		265,000	242,449
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26		335,000	295,839
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		350,000	354,541

			14,692,577
Communication services (0.8%)
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (France)		255,000	194,438
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (France)		505,000	298,097
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		275,000	209,696
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)		200,000	156,624
Altice France SA 144A company guaranty sr. notes 5.125%, 7/15/29 (France)		200,000	149,949
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		397,000	323,140
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		154,000	130,417
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		505,000	457,788
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		476,000	440,776
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27		172,000	152,975
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		1,018,000	679,254
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		476,000	365,811
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		547,000	462,442
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		130,000	126,493
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		160,000	127,360
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		399,000	360,804
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		1,200,000	1,034,898
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		180,000	144,381
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		510,000	410,487
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		380,000	342,674
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		220,000	159,709
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		180,000	176,418
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51		205,000	124,654
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63		107,000	64,698
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50		224,000	162,455
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		130,000	102,583
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47		569,000	454,562
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		262,000	238,052
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		290,000	269,196
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		250,000	232,342
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		319,000	296,299
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26(R)		228,000	196,993
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		112,000	106,494
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		195,000	229,955
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		100,000	89,466
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		155,000	124,990
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		165,000	153,324
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		235,000	151,601
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		210,000	167,606
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		115,000	96,869
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		550,000	255,750
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		142,000	123,600
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)		820,000	749,477
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		490,000	454,999
Frontier Communications Corp. 144A notes 6.75%, 5/1/29		435,000	359,858
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27		325,000	270,563
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		545,000	429,297
Lumen Technologies, Inc. 144A sr. unsec. unsub. notes 4.50%, 1/15/29		270,000	186,357
Rogers Communications, Inc. company guaranty sr. unsec. bonds 8.75%, 5/1/32 (Canada)		166,000	193,272
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		880,000	913,387
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26		250,000	263,077
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31		600,000	471,960
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		108,000	97,828
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		862,000	811,910
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		160,000	132,213
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		21,000	21,200
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		205,000	223,719
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		520,000	399,638
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		487,000	339,678
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31		243,000	199,833
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		335,000	307,615
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		1,264,000	1,215,316
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28		216,000	187,462
VZ Secured Financing BV 144A sr. notes 5.00%, 1/15/32 (Netherlands)		580,000	464,725

			19,239,504
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.099%, perpetual maturity		134,000	131,647

			131,647
Consumer cyclicals (1.4%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		390,000	331,678
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		240,000	221,400
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		148,000	125,423
Allied Universal Holdco LLC/Allied Universal Finance Corp. 144A sr. unsec. notes 6.00%, 6/1/29		390,000	283,046
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		710,000	667,165
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31		53,000	43,282
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 7.50%, 2/15/29		135,000	72,550
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		320,000	285,504
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		265,000	216,624
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		25,000	20,568
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		90,000	75,838
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31		155,000	111,447
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		120,000	105,468
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		250,000	246,800
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		26,000	27,695
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		385,000	361,285
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		110,000	67,970
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		360,000	216,000
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		665,000	530,620
BMW Finance NV 144A company guaranty sr. unsec. notes 2.85%, 8/14/29 (Netherlands)		321,000	278,945
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		280,000	270,418
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27		115,000	107,109
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		365,000	317,550
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		85,000	69,174
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		585,000	572,660
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		65,000	59,646
Carnival Corp. 144A notes 10.50%, 2/1/26		180,000	180,857
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		385,000	274,905
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		215,000	170,731
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		355,000	317,725
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24		360,000	343,350
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		45,000	45,442
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26		230,000	191,580
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		255,000	189,360
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27		450,000	389,925
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		250,000	182,502
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		590,000	507,376
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A company guaranty notes 5.375%, 8/15/26		295,000	34,663
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		750,000	695,997
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29		400,000	69,284
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		370,000	317,818
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31		990,000	777,703
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27		240,000	217,075
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30		245,000	201,106
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		320,000	283,299
Garda World Security Corp. 144A sr. notes 4.625%, 2/15/27 (Canada)		145,000	128,032
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		220,000	178,761
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		245,000	211,182
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		60,000	52,723
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49		132,000	115,040
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45		60,000	48,766
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		623,000	586,403
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		55,000	53,366
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32		191,000	149,656
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26		137,000	120,639
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		42,000	36,639
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		715,000	515,265
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		158,000	152,172
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		155,000	150,122
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		490,000	444,043
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		195,000	185,606
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		337,000	331,163
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		453,499	385,668
Interpublic Group of Cos, Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31		32,000	25,258
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		698,000	667,841
JELD-WEN, Inc. 144A company guaranty sr. sub. notes 6.25%, 5/15/25		95,000	88,858
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		115,000	86,557
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		290,000	235,988
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		175,000	111,362
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		379,000	365,360
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		565,000	448,435
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		285,000	269,521
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		120,000	117,426
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32		140,000	117,674
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 5.875%, 3/15/30		35,000	30,371
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		90,000	83,215
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		340,000	275,035
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		250,000	219,581
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		140,000	128,717
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		395,000	331,946
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		420,000	347,326
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		105,000	83,596
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31		520,000	410,784
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27		125,000	107,813
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		95,000	72,200
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		495,000	466,538
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29		330,000	288,750
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		116,000	105,560
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		255,000	221,184
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		390,000	374,117
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		115,000	102,390
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26		57,000	54,655
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		121,000	108,587
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		410,000	371,763
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		120,000	103,582
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		420,000	382,267
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		311,000	345,615
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		80,000	80,284
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		70,000	62,188
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		205,000	155,060
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		70,000	71,932
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		110,000	92,538
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		20,000	17,098
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		87,000	66,911
S&P Global, Inc. 144A sr. unsec. unsub. notes 2.45%, 3/1/27		120,000	109,595
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25		285,000	283,896
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		195,000	164,717
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		365,000	350,400
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		110,000	104,930
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		600,000	486,000
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32		120,000	90,444
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		130,000	104,325
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31		280,000	224,423
Scripps Escrow, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/27		115,000	102,638
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		200,000	188,958
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		1,070,000	834,781
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		225,000	195,818
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		830,000	767,220
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		215,000	123,625
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		240,000	207,702
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		90,000	67,725
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		165,000	152,251
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		20,000	17,998
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		380,000	309,671
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		190,000	152,413
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		330,000	286,896
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		215,000	164,064
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		200,000	171,785
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		215,000	200,698
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27		905,000	681,194
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		310,000	275,125
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		145,000	144,291
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		410,000	395,572
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		120,000	114,684
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		360,000	304,312
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		395,000	310,075
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		194,000	242,420
Walt Disney Co. (The) company guaranty sr. unsec. notes 2.20%, 1/13/28		78,000	69,404
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32		937,000	771,868
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. notes 3.755%, 3/15/27		450,000	405,238
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		175,000	151,377
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		290,000	261,717
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		390,000	334,281
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25		70,000	69,612

			33,411,835
Consumer staples (0.5%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		160,000	129,570
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		335,000	299,961
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)		360,000	322,200
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		285,000	254,351
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		505,000	469,079
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		205,000	209,334
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48		357,000	310,216
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		200,000	154,388
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		555,000	518,675
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		295,000	251,249
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		6,109	6,074
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		140,000	113,709
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		190,000	206,418
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		226,000	213,662
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24		185,000	178,748
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		129,000	119,658
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		105,000	84,693
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		280,000	261,170
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		120,000	119,700
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		355,000	299,642
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31		420,000	337,280
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27		126,000	117,252
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		145,000	139,200
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26		135,000	126,336
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27		468,000	447,126
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28		165,000	156,338
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		450,000	397,440
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		113,000	103,960
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		240,000	184,047
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		50,000	40,818
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		715,000	637,394
Millennium Escrow Corp. 144A sr. notes 6.625%, 8/1/26		155,000	99,208
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24		985,000	939,964
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	515,000	510,255
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		$435,000	420,030
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		462,000	468,251
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		150,000	144,375
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		315,000	305,550
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25		135,000	131,288
Newell Brands, Inc. sr. unsec. unsub. notes 4.45%, 4/1/26		365,000	343,390
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		455,000	295,609
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		305,000	301,351
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		95,000	87,994
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31		115,000	96,428
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30		240,000	220,200

			11,573,581
Energy (0.9%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		150,000	151,840
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		109,000	109,600
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		305,000	252,757
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		300,000	270,018
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		270,000	255,929
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28		24,000	22,918
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		400,000	376,106
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		265,000	252,620
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		490,000	448,350
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		87,000	90,375
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		440,000	414,585
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		122,000	120,527
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		180,000	153,245
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		117,000	92,981
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		250,000	243,483
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		265,000	227,821
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		205,000	185,013
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28		743,000	680,781
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		310,000	309,250
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		195,000	181,518
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 2.875%, 4/1/32		345,000	255,537
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27		155,000	153,754
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		305,000	307,436
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32		170,000	192,936
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		120,000	135,412
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		170,000	158,117
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		435,000	397,586
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		640,000	612,813
Energy Transfer LP/Regency Energy Finance Corp. sr. unsec. unsub. notes 4.50%, 11/1/23		72,000	71,370
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		570,000	542,924
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23		415,000	413,369
EQT Corp. sr. unsec. notes 7.00%, 2/1/30		195,000	202,238
EQT Corp. sr. unsec. notes 5.678%, 10/1/25		205,000	204,004
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		25,000	23,469
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		110,000	108,019
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		145,000	132,654
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		210,000	194,186
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		120,000	102,591
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		295,000	287,355
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		445,000	405,175
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		275,000	257,890
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		265,000	252,707
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25		73,000	73,912
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		100,000	96,869
Nabors Industries, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/26		190,000	179,056
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30		155,000	160,174
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31		60,000	60,551
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		800,000	782,877
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		298,000	320,888
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36		1,140,000	1,162,800
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25		95,000	94,656
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34		155,000	155,968
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		205,000	218,199
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		70,000	70,402
Ovintiv, Inc. company guaranty sr. unsec. unsub. notes 8.125%, 9/15/30		70,000	76,815
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		285,000	255,437
Permian Resources Operating LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		465,000	423,282
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		200,000	198,000
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		159,000	159,626
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)		159,000	151,161
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		1,036,000	813,516
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		545,000	527,288
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		120,000	111,721
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		560,000	512,372
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		184,000	172,955
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		155,000	155,037
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		62,000	60,792
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		565,000	532,061
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		90,000	86,690
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		240,000	233,004
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		65,000	62,320
SM Energy Co. sr. unsec. unsub. notes 5.625%, 6/1/25		280,000	268,797
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		240,000	218,885
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		655,000	607,224
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		190,000	176,799
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		205,000	177,581
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		265,000	234,856
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		342,000	287,280
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)		128,800	126,224
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		227,500	221,385
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		215,000	215,538
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		405,000	388,512
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		115,000	107,525
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. bonds 3.875%, 11/1/33		255,000	208,310
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		270,000	236,250
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		70,000	66,466

			21,701,320
Financials (2.0%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		200,000	193,962
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		600,000	469,056
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 4.50%, 9/15/23 (Ireland)		320,000	317,898
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)		600,000	542,394
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28		210,000	192,981
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28		195,000	158,827
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		434,000	405,938
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		519,000	441,916
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		385,000	346,061
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		1,022,000	1,055,057
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27		250,000	234,329
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28		200,000	155,934
AmWINS Group, Inc. 144A sr. unsec. notes 4.875%, 6/30/29		95,000	80,574
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 3.45%, 7/17/27 (United Kingdom)		200,000	185,436
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27		495,000	419,524
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		217,000	198,870
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		285,000	235,191
Athene Global Funding 144A notes 1.985%, 8/19/28		440,000	354,012
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	199,282
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)		200,000	170,833
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	187,660
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)		800,000	604,086
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		800,000	786,942
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		297,000	286,605
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		35,000	34,522
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27		1,055,000	924,303
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		190,000	154,430
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		1,350,000	1,117,882
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		1,030,000	1,041,701
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		270,000	256,095
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50		375,000	250,456
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		90,000	80,680
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31		120,000	87,206
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		200,000	146,377
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		200,000	190,550
Boston Properties, LP sr. unsec. notes 6.75%, 12/1/27(R)		108,000	111,359
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		327,000	314,089
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)		190,000	189,563
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32		926,000	666,045
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		416,000	354,640
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		1,422,000	1,305,950
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26		15,000	15,064
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		323,000	301,833
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		240,000	199,430
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		270,000	257,420
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26		160,000	157,155
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25		340,000	332,696
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29		210,000	200,068
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		250,000	147,500
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		580,000	536,014
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)		182,000	165,456
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29		230,000	209,486
Credit Suisse Group AG 144A jr. unsec. sub. FRN 7.50%, perpetual maturity (Switzerland)		290,000	252,300
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		285,000	228,441
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		585,000	499,644
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		400,000	380,072
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)		835,000	748,289
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)		212,000	200,710
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		100,000	103,000
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		468,000	442,302
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		364,000	355,052
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		81,000	76,950
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		649,000	659,561
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		230,000	227,873
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		283,000	254,552
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		195,000	179,400
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		125,000	97,281
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)		175,000	139,892
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25		195,000	191,688
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		96,000	94,182
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)		70,000	67,151
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		135,000	119,475
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		199,000	160,693
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		751,000	699,645
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		1,285,000	1,223,480
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		114,000	95,135
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37		122,000	130,177
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		465,000	455,230
HUB International, Ltd. 144A sr. unsec. notes 5.625%, 12/1/29		70,000	61,137
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36		361,000	259,613
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		210,000	201,788
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		390,000	357,084
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		115,000	97,250
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40		280,000	194,191
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32		140,000	105,312
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27		104,000	100,477
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)		520,000	382,048
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)		190,000	189,512
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)		145,000	143,911
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)		780,000	764,341
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		94,000	91,488
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		563,000	496,144
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 5.606%, 5/15/47		116,000	88,806
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity		44,000	37,675
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		1,485,000	1,158,300
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		1,350,000	1,248,017
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26		78,000	75,366
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23		1,146,000	1,140,612
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		160,000	138,852
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		290,000	234,134
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)		65,000	61,070
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		415,000	348,612
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		215,000	205,869
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49		175,000	160,849
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		212,000	204,768
Metropolitan Life Global Funding I 144A notes 1.95%, 1/13/23		400,000	399,699
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23		155,000	154,947
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		255,000	243,964
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29		1,365,000	1,250,005
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47		470,000	397,745
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.125%, 1/23/23		1,515,000	1,513,609
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.875%, 4/12/23 (Australia)		250,000	248,800
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		455,000	353,763
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		190,000	154,928
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		155,000	125,056
New York Life Global Funding 144A notes 1.10%, 5/5/23		1,320,000	1,303,966
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		110,000	104,597
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		120,000	110,500
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		325,000	265,818
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31		225,000	178,428
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		225,000	202,775
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		360,000	319,800
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33		725,000	669,768
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		113,000	94,142
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		47,000	42,081
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		50,000	48,871
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		146,000	138,368
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		285,000	281,193
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)		280,000	266,784
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)		80,000	76,234
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		431,000	349,169
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)		800,000	776,004
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		435,000	400,658
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		250,000	233,797
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24		158,000	142,240
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26		310,000	304,592
UBS Group AG 144A sr. unsec. FRN 4.703%, 8/5/27 (Switzerland)		308,000	297,678
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		206,000	201,118
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		630,000	479,412
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25		245,000	236,019
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		411,000	389,903
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		154,000	139,792
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		172,000	165,980
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		104,000	91,028
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33		1,935,000	1,630,040
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26		219,000	214,611
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)		94,000	88,446
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		170,000	112,245

			49,799,312
Health care (0.7%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		25,000	24,344
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25		270,000	263,145
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		265,000	13,250
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		230,000	197,889
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		347,000	320,616
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		210,000	144,822
Bausch Health Cos., Inc. 144A company guaranty sr. sub. notes 11.00%, 9/30/28		44,000	34,313
Bausch Health Cos., Inc. 144A company guaranty sub. notes 14.00%, 10/15/30		8,000	4,749
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		420,000	267,138
Becton Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27		96,000	90,703
Becton Dickinson and Co. sr. unsec. sub. bonds 1.957%, 2/11/31		500,000	395,398
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23		1,025,000	1,022,715
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24		501,000	486,339
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		220,000	180,345
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		275,000	251,305
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		115,000	99,763
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		105,000	92,400
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		115,000	104,698
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29		25,000	20,912
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		90,000	77,171
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		165,000	79,200
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		195,000	100,223
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		530,000	399,640
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23		243,000	241,396
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		736,000	670,447
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		124,711	112,080
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		155,000	116,187
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.40%, 8/28/28		255,000	242,635
GE Healthcare Holding, LLC 144A company guaranty sr. unsec. notes 5.65%, 11/15/27		110,000	111,287
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		76,000	73,247
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		118,000	107,721
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		240,000	237,330
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		110,000	94,872
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		250,000	255,258
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		570,000	507,956
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)		193,000	128,345
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24		19,000	18,563
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		395,000	324,871
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25		122,000	116,908
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		405,000	298,458
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		170,000	137,013
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		190,000	150,911
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		650,000	570,247
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		70,000	61,230
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28		495,000	438,273
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		345,000	296,493
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		265,000	211,285
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		305,000	288,578
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		550,000	474,942
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		320,000	300,008
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		142,000	132,635
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		150,000	121,936
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		335,000	282,146
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24		60,000	58,515
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27		550,000	511,632
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26		1,035,000	978,740
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.25%, 6/1/29		215,000	186,255
Tenet Healthcare Corp. 144A company guaranty sr. unsub. notes 6.125%, 6/15/30		345,000	328,716
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)		260,000	254,822
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		1,065,000	948,433
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		245,000	206,662
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		740,000	708,661
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23		245,000	244,420
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		291,000	248,644
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		335,000	318,211
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		157,000	127,411

			16,915,458
Technology (0.5%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60		295,000	166,185
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		305,000	280,412
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47		655,000	603,095
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61		240,000	151,837
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24		275,000	267,734
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		262,000	242,126
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		314,000	270,787
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		755,000	590,487
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		195,000	156,488
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		65,000	63,213
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		494,000	467,270
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,147,000	1,043,472
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		80,000	57,463
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29		190,000	185,843
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		455,000	386,909
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		105,000	96,903
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		84,000	76,440
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27		170,000	131,750
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		475,000	400,788
Google, LLC sr. unsec. notes 3.375%, 2/25/24		335,000	335,329
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		550,000	477,187
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52		221,000	175,618
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27		124,000	115,568
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23		165,000	164,295
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52		799,000	565,293
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50		60,000	39,483
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		930,000	867,181
Microsoft Corp. sr. unsec. unsub. notes 3.30%, 2/6/27		70,000	67,458
NortonLifeLock, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27		145,000	142,100
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51		55,000	39,184
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		305,000	225,149
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30		295,000	251,518
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		735,000	537,208
Picard Midco, Inc. 144A sr. notes. 6.50%, 3/31/29		570,000	480,100
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		610,000	475,800
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61		320,000	203,192
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		320,000	209,734
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		430,000	353,735
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		315,000	240,980
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		335,000	286,425
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		120,000	95,203
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		355,000	288,402
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29		100,000	92,041
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		860,000	722,729

			13,090,114
Transportation (0.1%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		235,000	214,780
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		235,000	225,987
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)		645,000	574,784
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		240,000	201,249
Delta Air Lines, Inc./SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28		495,000	465,287
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		113,000	103,654
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		145,000	137,597
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24		210,000	205,566
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		90,000	78,363
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		90,000	83,423
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		735,000	698,250

			2,988,940
Utilities and power (0.4%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26		188,000	166,942
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		230,000	182,970
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		510,000	487,057
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		95,000	77,963
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32		60,000	49,650
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		105,000	78,233
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		205,000	183,414
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28		215,000	188,984
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		48,000	45,721
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28		660,000	588,706
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		45,000	37,751
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		25,000	21,451
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		130,000	108,799
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		350,000	276,211
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		445,000	410,607
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39		80,000	86,200
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		385,000	356,496
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23		186,000	183,984
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		355,000	295,159
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		210,000	201,896
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		625,000	551,054
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27		84,000	83,404
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25		79,000	74,398
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		1,455,000	1,080,338
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		151,000	128,278
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		755,000	605,822
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27		330,000	328,768
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		140,000	124,372
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		70,000	67,831
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23		155,000	154,665
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 1.75%, 11/15/26		115,000	101,492
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		17,000	16,856
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29		160,000	141,496
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		444,000	427,632
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		715,000	537,001
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29		150,000	132,411
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		45,000	44,752
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		405,000	325,586
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		110,000	100,815
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		50,000	42,702
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		75,000	75,911
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		100,000	90,993
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		317,000	285,568
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		204,000	195,648
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		295,000	284,208
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		150,000	139,214

			10,169,409

Total corporate bonds and notes (cost $239,864,813)			$210,803,287

MORTGAGE-BACKED SECURITIES (2.4%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.6%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3072, Class SM, ((-3.667 x ICE LIBOR USD 1 Month) + 23.80%), 7.965%, 11/15/35	$24,950	$37,731
REMICs IFB Ser. 3065, Class DC, ((-3 x ICE LIBOR USD 1 Month) + 19.86%), 6.906%, 3/15/35	21,613	27,339
REMICs IFB Ser. 2990, Class LB, ((-2.556 x ICE LIBOR USD 1 Month) + 16.95%), 5.91%, 6/15/34	6,430	6,942
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	2,301,688	498,704
REMICs Ser. 5170, Class CI, IO, 5.50%, 5/25/44	2,953,831	583,795
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	3,127,892	663,807
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	3,989,392	893,085
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	4,040,506	768,949
REMICs Ser. 5119, Class IC, IO, 4.00%, 6/25/51	7,051,414	1,352,743
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	3,132,936	651,813
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	3,295,775	636,719
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	3,852,945	687,916
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	2,442,022	426,020
REMICs Ser. 5167, IO, 3.00%, 11/25/51	5,201,624	809,685
REMICs Ser. 5094, Class AI, IO, 3.00%, 4/25/41	6,550,131	854,692
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 1.732%, 4/15/44	3,587,045	333,244
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x ICE LIBOR USD 1 Month) + 39.90%), 13.568%, 7/25/36	6,322	11,627
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x ICE LIBOR USD 1 Month) + 24.57%), 8.475%, 3/25/36	11,503	12,305
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x ICE LIBOR USD 1 Month) + 24.20%), 8.108%, 6/25/37	18,637	29,290
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	2,813,731	490,658
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	5,406,180	665,361
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	5,271,224	573,509
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	4,584,498	603,530
REMICs IFB Ser. 17-69, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.761%, 9/25/47	3,436,020	399,904
REMICs IFB Ser. 19-43, Class SC, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 1.711%, 8/25/49	2,712,070	284,866
REMICs FRB Ser. 01-50, Class B1, IO, 0.40%, 10/25/41(WAC)	199,653	998
FRB Ser. 02-W8, Class 1, IO, 0.295%, 6/25/42(WAC)	197,800	1,186
REMICs Ser. 01-79, Class BI, IO, 0.255%, 3/25/45(WAC)	83,980	520
REMICs Ser. 03-34, PO, zero %, 4/25/43	6,133	5,572
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	174,290	36,493
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	4,882,642	723,608
Ser. 20-138, Class AI, IO, 3.00%, 9/20/50	2,399,161	362,360
Ser. 15-H26, Class EI, IO, 1.687%, 10/20/65(WAC)	1,519,792	62,463
FRB Ser. 16-H16, Class LI, IO, 1.039%, 7/20/66(WAC)	9,097,254	332,075
Ser. 15-H25, Class BI, IO, 0.711%, 10/20/65(WAC)	2,696,460	107,319

		13,936,828
Commercial mortgage-backed securities (0.9%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 0.963%, 5/15/53(WAC)	4,164,397	211,157
AREIT CRE Trust 144A FRB Ser. 21-CRE5, Class A, 5.419%, 11/17/38 (Cayman Islands)	288,183	275,215
AREIT Trust 144A FRB Ser. 20-CRE4, Class C, 7.031%, 4/15/37	409,000	402,865
AREIT, LLC 144A FRB Ser. 22-CRE7, Class A, 6.567%, 6/17/39	550,000	543,125
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.313%, 1/15/49(WAC)	15,538	—
BANK FRB Ser. 19-BN20, Class XA, IO, 0.814%, 9/15/62(WAC)	3,782,045	156,701
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class C, 4.178%, 5/15/52	762,000	637,732
FRB Ser. 19-C4, Class XA, IO, 1.554%, 8/15/52(WAC)	4,812,002	345,393
Benchmark Mortgage Trust Ser. 19-B11, Class AS, 3.784%, 5/15/52	243,000	216,435
BXMT, Ltd. 144A FRB Ser. 21-FL4, Class A, 5.368%, 5/15/38 (Cayman Islands)	534,000	521,284
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	193,000	173,675
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.08%, 12/15/47(WAC)	85,533	82,967
FRB Ser. 11-C2, Class E, 5.08%, 12/15/47(WAC)	562,000	471,108
Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class B, 4.328%, 5/10/47(WAC)	570,000	533,027
FRB Ser. 14-GC21, Class XA, IO, 1.125%, 5/10/47(WAC)	3,009,681	33,102
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.088%, 3/11/47(WAC)	459,000	429,104
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.876%, 11/10/46(WAC)	648,000	612,033
FRB Ser. 14-CR17, Class C, 4.781%, 5/10/47(WAC)	973,000	885,318
FRB Ser. 14-CR18, Class C, 4.747%, 7/15/47(WAC)	354,000	329,589
Ser. 14-LC15, Class B, 4.599%, 4/10/47(WAC)	229,000	217,855
FRB Ser. 15-LC21, Class B, 4.33%, 7/10/48(WAC)	370,000	323,813
FRB Ser. 15-LC19, Class C, 4.215%, 2/10/48(WAC)	620,000	568,138
FRB Ser. 13-CR11, Class XA, IO, 0.897%, 8/10/50(WAC)	6,967,454	21,655
FRB Ser. 14-UBS6, Class XA, IO, 0.836%, 12/10/47(WAC)	5,037,070	59,105
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.792%, 7/10/46(WAC)	596,028	541,664
FRB Ser. 13-CR13, Class D, 4.876%, 11/10/46(WAC)	347,000	292,390
FRB Ser. 15-LC23, Class D, 3.554%, 10/10/48(WAC)	336,000	288,837
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.014%, 1/15/49(WAC)	1,119,706	1
CSAIL Commercial Mortgage Trust
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	323,000	296,855
Ser. 15-C2, Class AS, 3.849%, 6/15/57(WAC)	321,000	301,393
Ser. 19-C17, Class AS, 3.278%, 9/15/52	428,000	358,701
FRB Ser. 20-C19, Class XA, IO, 1.108%, 3/15/53(WAC)	6,381,150	385,013
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.758%, 4/15/50(WAC)	645,000	432,579
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.361%, 8/10/44(WAC)	770,071	703,614
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.756%, 9/25/27(WAC)	5,142,985	148,193
GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.686%, 6/10/47(WAC)	521,000	492,393
FRB Ser. 14-GC22, Class XA, IO, 0.936%, 6/10/47(WAC)	6,500,286	53,256
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.355%, 8/10/43(WAC)	246,000	184,998
FRB Ser. 13-GC14, Class B, 4.718%, 8/10/46(WAC)	247,000	239,674
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	120,416	118,669
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.647%, 4/15/47(WAC)	168,000	158,453
FRB Ser. 14-C22, Class C, 4.547%, 9/15/47(WAC)	473,000	425,998
FRB Ser. 14-C23, Class C, 4.482%, 9/15/47(WAC)	476,000	440,751
FRB Ser. 13-C12, Class B, 4.113%, 7/15/45(WAC)	426,000	420,484
FRB Ser. 13-C17, Class XA, IO, 0.688%, 1/15/47(WAC)	2,878,633	12,532
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-C16, Class C, 5.008%, 12/15/46(WAC)	450,000	434,474
Ser. 14-C20, Class AS, 4.043%, 7/15/47	351,000	337,530
FRB Ser. 13-LC11, Class XA, IO, 1.22%, 4/15/46(WAC)	7,299,202	3,210
FRB Ser. 06-CB17, Class X, IO, 0.93%, 12/12/43(WAC)	141,832	2,469
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C6, Class E, 4.964%, 5/15/45(WAC)	559,000	429,927
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.435%, 9/15/39(WAC)	1,115,254	147
MF1 Multifamily Housing Mortgage Loan Trust 144A FRB Ser. 22-FL9, Class A, (CME Term SOFR 1 Month + 2.15%), 6.471%, 6/19/37	582,000	570,247
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.059%, 2/15/47(WAC)	329,603	317,106
Ser. 14-C15, Class B, 4.565%, 4/15/47(WAC)	207,000	199,320
FRB Ser. 14-C17, Class C, 4.48%, 8/15/47(WAC)	708,000	664,402
FRB Ser. 15-C24, Class B, 4.329%, 5/15/48(WAC)	225,000	211,604
Ser. 14-C19, Class C, 4.00%, 12/15/47	255,000	229,645
Ser. 13-C8, Class B, 3.511%, 12/15/48(WAC)	17,825	17,758
FRB Ser. 14-C17, Class XA, IO, 1.027%, 8/15/47(WAC)	2,917,832	26,196
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class D, 4.523%, 11/15/45(WAC)	450,000	396,145
Morgan Stanley Capital I Trust Ser. 16-UB12, Class AS, 3.778%, 12/15/49(WAC)	200,000	175,685
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.083%, 7/15/49(WAC)	231,000	222,324
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 5.576%, 8/9/37 (Cayman Islands)	326,000	306,242
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.032%, 12/15/50(WAC)	3,583,851	129,922
FRB Ser. 18-C8, Class XA, IO, 0.837%, 2/15/51(WAC)	3,758,822	127,047
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 5.439%, 6/16/36	107,479	103,846
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.166%, 11/15/48(WAC)	417,255	164
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.296%, 7/15/46(WAC)	319,000	313,093
FRB Ser. 13-LC12, Class C, 4.296%, 7/15/46(WAC)	408,000	341,374
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	261,000	212,710
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	274,000	244,781
FRB Ser. 19-C52, Class XA, IO, 1.604%, 8/15/52(WAC)	3,537,980	258,814
FRB Ser. 14-LC16, Class XA, IO, 1.08%, 8/15/50(WAC)	8,098,969	85,293
FRB Ser. 16-LC25, Class XA, IO, 0.832%, 12/15/59(WAC)	4,599,726	119,193
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.296%, 7/15/46(WAC)	518,000	209,135
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 4.192%, 3/15/45(WAC)	849,000	817,330
Ser. 13-C11, Class AS, 3.311%, 3/15/45	239,131	236,404
Ser. 12-C10, Class AS, 3.241%, 12/15/45	82,289	82,289
FRB Ser. 14-C24, Class XA, IO, 0.84%, 11/15/47(WAC)	8,429,061	98,348
FRB Ser. 14-C22, Class XA, IO, 0.783%, 9/15/57(WAC)	17,939,161	9,113
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.378%, 3/15/44(WAC)	629,431	321,136
FRB Ser. 13-C15, Class D, 4.529%, 8/15/46(WAC)	437,000	258,866
FRB Ser. 12-C10, Class XA, IO, 1.181%, 12/15/45(WAC)	182,362	141

		22,860,274
Residential mortgage-backed securities (non-agency) (0.9%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 4.579%, 5/25/47	358,932	195,645
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	58,676	53,932
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	73,307	67,149
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (ICE LIBOR USD 1 Month + 2.50%), 6.889%, 10/25/29 (Bermuda)	218,949	217,238
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 4.928%, 8/25/69	338,095	317,531
Ser. 21-C, Class A1, 1.62%, 3/1/61	304,497	255,777
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	285,000	243,786
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB7, Class M2, 2.679%, 10/27/31(WAC)	1,129,000	1,067,591
Citigroup Mortgage Loan Trust 144A Ser. 22-A, Class A1, 6.17%, 9/25/62	145,614	143,436
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.724%, 5/25/35(WAC)	124,188	119,833
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	6,676	6,511
Countrywide Alternative Loan Trust
FRB Ser. 05-59, Class 1A1, (ICE LIBOR USD 1 Month + 0.66%), 5.013%, 11/20/35	286,243	250,061
FRB Ser. 05-65CB, Class 2A1, (ICE LIBOR USD 1 Month + 0.43%), 4.814%, 12/25/35	501,462	339,391
FRB Ser. 06-OA10, Class 4A1, (ICE LIBOR USD 1 Month + 0.38%), 4.769%, 8/25/46	695,073	548,967
FRB Ser. 06-OA19, Class A1, (ICE LIBOR USD 1 Month + 0.18%), 4.533%, 2/20/47	240,725	181,332
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 2.988%, 6/25/46	453,690	370,387
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61(WAC)	183,405	165,982
Ser. 21-RPL4, Class A1, 1.796%, 12/27/60(WAC)	182,544	171,591
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 6.089%, 11/25/28 (Bermuda)	227,125	223,112
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (ICE LIBOR USD 1 Month + 6.35%), 10.739%, 9/25/28	398,579	421,253
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (ICE LIBOR USD 1 Month + 5.55%), 9.939%, 7/25/28	294,066	312,528
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (ICE LIBOR USD 1 Month + 5.00%), 9.389%, 12/25/28	254,721	264,212
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 9.089%, 4/25/28	304,334	314,911
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (ICE LIBOR USD 1 Month + 3.55%), 7.939%, 8/25/29	146,036	150,783
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 6.878%, 6/25/42	53,204	53,789
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (ICE LIBOR USD 1 Month + 2.40%), 6.789%, 2/25/47	161,802	157,697
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M2, (US 30 Day Average SOFR + 2.80%), 6.728%, 10/25/50	39,010	39,199
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 6.578%, 7/25/42	270,452	270,452
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (ICE LIBOR USD 1 Month + 1.90%), 6.289%, 1/25/50	35,438	34,890
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 6.228%, 8/25/33	437,000	432,042
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 5.778%, 1/25/42	168,000	159,429
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD 1 Month + 1.00%), 5.389%, 2/25/47	1,199,321	1,173,112
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.228%, 2/25/42	245,084	241,408
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 4.928%, 1/25/42	71,835	69,996
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 4.778%, 9/25/41	73,941	70,704
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 4.728%, 10/25/41	372,000	367,214
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	304,526	296,627
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (ICE LIBOR USD 1 Month + 6.95%), 11.339%, 8/25/28	278,467	296,657
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 11.139%, 8/25/28	412,096	433,557
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month + 6.00%), 10.389%, 9/25/28	293,938	312,269
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (ICE LIBOR USD 1 Month + 5.90%), 10.289%, 10/25/28	63,678	66,642
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 10.089%, 4/25/28	538,401	567,933
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.55%), 9.939%, 4/25/28	615,211	646,897
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.00%), 9.389%, 11/25/24	4,823	4,879
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.90%), 9.289%, 11/25/24	73,099	76,635
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%), 8.839%, 1/25/29	542,233	557,176
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (ICE LIBOR USD 1 Month + 4.35%), 8.739%, 5/25/29	423,396	436,079
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (ICE LIBOR USD 1 Month + 4.30%), 8.689%, 2/25/25	26,286	27,223
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 8.639%, 4/25/29	308,780	316,526
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 8.639%, 1/25/29	649,885	685,619
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (ICE LIBOR USD 1 Month + 4.00%), 8.389%, 5/25/25	28,827	29,641
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (ICE LIBOR USD 1 Month + 3.65%), 8.039%, 9/25/29	47,000	48,544
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (ICE LIBOR USD 1 Month + 3.55%), 7.939%, 7/25/29	419,530	427,952
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 7.289%, 7/25/24	46,272	46,576
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (ICE LIBOR USD 1 Month + 1.25%), 5.639%, 7/25/29	47,257	46,832
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1ED1, (ICE LIBOR USD 1 Month + 0.65%), 5.039%, 1/25/31	42,049	41,418
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 6.928%, 4/25/42	581,000	562,155
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 6.539%, 11/25/39	47,729	46,648
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 6.444%, 9/25/42	171,241	170,862
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month + 2.05%), 6.439%, 1/25/40	294,953	292,909
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 5.128%, 1/25/42	98,099	96,627
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 4.928%, 12/25/41	154,719	152,205
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 4.828%, 11/25/41	55,815	54,715
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 4.778%, 12/25/41	7,415	7,287
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 4.678%, 10/25/41	26,306	26,117
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 12/25/24(WAC)	540,328	523,778
FWD Securitization Trust 144A Ser. 19-INV1, Class A3, 3.11%, 6/25/49(WAC)	495,436	443,114
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	244,030	206,509
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 6.25%, 11/25/59	270,994	266,706
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	133,498	129,673
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	260,207	248,287
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (ICE LIBOR USD 1 Month + 0.80%), 5.189%, 2/25/34	338,431	325,473
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (ICE LIBOR USD 1 Month + 0.83%), 5.214%, 8/25/34	82,693	78,870
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 3.45%, 8/26/47(WAC)	105,866	102,475
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (ICE LIBOR USD 1 Month + 1.13%), 5.514%, 10/25/33	117,530	113,864
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (ICE LIBOR USD 1 Month + 1.05%), 5.439%, 10/25/34	261,719	253,866
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	189,000	178,547
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	323,000	279,093
Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	407,000	310,849
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (ICE LIBOR USD 1 Month + 0.85%), 5.239%, 5/25/47	543,617	426,343
Toorak Mortgage Corp., Ltd. 144A Ser. 21-1, Class A1, 2.24%, 6/25/24	150,000	143,611
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	177,000	159,552
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (ICE LIBOR USD 1 Month + 0.96%), 5.349%, 7/25/45	109,797	99,432
FRB Ser. 04-AR12, Class A2B, (ICE LIBOR USD 1 Month + 0.92%), 5.309%, 10/25/44	207,945	189,599
FRB Ser. 05-AR11, Class A1B3, (ICE LIBOR USD 1 Month + 0.80%), 5.189%, 8/25/45	155,617	147,085
FRB Ser. 05-AR12, Class 1A8, 3.813%, 10/25/35(WAC)	274,506	232,218
FRB Ser. 07-HY2, Class 1A1, 3.372%, 12/25/36(WAC)	223,509	198,360

		21,305,382

Total mortgage-backed securities (cost $61,180,243)		$58,102,484

COLLATERALIZED LOAN OBLIGATIONS (0.9%)(a)
	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 5.395%, 4/23/34 (Cayman Islands)	$250,000	$243,040
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.179%, 4/15/34 (Cayman Islands)	533,000	532,310
AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME TERM SOFR 3 Month + 1.33%), 5.318%, 1/21/35 (Cayman Islands)	278,000	269,198
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 5.443%, 7/20/34 (Cayman Islands)	758,000	739,847
AIG CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.425%, 4/22/34	250,000	243,717
American Money Management Corp. CLO 21, Ltd. 144A FRB Ser. 17-21A, Class A, (ICE LIBOR USD 3 Month + 1.25%), 5.71%, 11/2/30 (Cayman Islands)	600,000	593,042
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 5.508%, 10/25/32 (Cayman Islands)	300,000	291,741
Apidos CLO XII 144A FRB Ser. 18-12A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 5.159%, 4/15/31 (Cayman Islands)	500,000	492,666
Apidos CLO XXIV 144A FRB Ser. 21-24A, Class A1AL, (ICE LIBOR USD 3 Month + 0.95%), 5.193%, 10/20/30 (Cayman Islands)	250,000	246,118
Apidos CLO XXVII 144A FRB Ser. 21-27A, Class A1R, (ICE LIBOR USD 3 Month + 0.93%), 5.009%, 7/17/30 (Cayman Islands)	252,000	248,656
Ares XLI CLO, Ltd. 144A FRB Ser. 21-41A, Class AR2, (ICE LIBOR USD 3 Month + 1.07%), 5.149%, 4/15/34 (Cayman Islands)	500,000	485,248
Ares XLII CLO, Ltd. 144A FRB Ser. 21-42A, Class AR, (ICE LIBOR USD 3 Month + 0.92%), 5.245%, 1/22/28 (Cayman Islands)	292,412	288,916
Ballyrock CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 5.393%, 10/20/34 (Cayman Islands)	350,000	341,092
Battery Park CLO II, Ltd. 144A FRB Ser. 22-1A, Class A1, (CME TERM SOFR 3 Month + 2.21%), 6.39%, 10/20/35	325,000	322,771
Benefit Street Partners CLO V-B, Ltd. 144A FRB Ser. 18-5BA, Class A1A, (ICE LIBOR USD 3 Month + 1.09%), 5.333%, 4/20/31	500,000	493,799
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 5.575%, 11/22/34 (Cayman Islands)	461,000	443,845
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1AR, (ICE LIBOR USD 3 Month + 1.05%), 5.375%, 4/24/29 (Cayman Islands)	189,812	187,030
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 5.249%, 10/15/34 (Cayman Islands)	250,000	243,278
Canyon Capital CLO, Ltd. 144A FRB Ser. 18-1A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 5.149%, 7/15/31 (Cayman Islands)	250,000	245,347
Carlyle Global Market Strategies CLO, Ltd. 144A FRB Ser. 18-3RA, Class A1A, (ICE LIBOR USD 3 Month + 1.05%), 5.408%, 7/27/31 (Cayman Islands)	247,958	244,186
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 5.353%, 4/20/32 (Cayman Islands)	490,000	479,952
Cent CLO 21, Ltd. 144A FRB Ser. 21-21A, Class A1R3, (ICE LIBOR USD 3 Month + 0.97%), 5.328%, 7/27/30 (Cayman Islands)	749,952	738,843
CIFC Funding, Ltd. 144A FRB Ser. 21-4A, Class A1R, (ICE LIBOR USD 3 Month + 0.95%), 5.275%, 10/24/30 (Cayman Islands)	405,000	399,914
Columbia Cent CLO 29, Ltd. 144A FRB Ser. 21-29A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 5.413%, 10/20/34	622,000	603,359
Dryden CLO, Ltd. 144A FRB Ser. 21-72A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 5.686%, 5/15/32 (Cayman Islands)	250,000	244,760
Galaxy XXII CLO, Ltd. 144A FRB Ser. 21-22A, Class ARR, (ICE LIBOR USD 3 Month + 1.20%), 5.279%, 4/16/34 (Cayman Islands)	387,000	376,354
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (ICE LIBOR USD 3 Month + 1.23%), 5.309%, 10/15/31 (Cayman Islands)	249,053	245,886
Gulf Stream Meridian 1, Ltd. 144A FRB Ser. 20-IA, Class A1, (ICE LIBOR USD 3 Month + 1.37%), 5.449%, 4/15/33 (Cayman Islands)	250,000	244,826
Gulf Stream Meridian 4, Ltd. 144A FRB Ser. 21-4A, Class A1, (ICE LIBOR USD 3 Month + 1.20%), 5.279%, 7/15/34 (Cayman Islands)	250,000	244,153
ICG US CLO, Ltd. 144A FRB Ser. 18-1A, Class A2R, (ICE LIBOR USD 3 Month + 1.55%), 5.777%, 10/19/28 (Cayman Islands)	250,000	243,270
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A1RR, (ICE LIBOR USD 3 Month + 1.24%), 5.598%, 7/25/34 (Cayman Islands)	250,000	243,875
LCM, Ltd. 144A FRB Ser. 30A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 5.323%, 4/20/31 (Cayman Islands)	566,000	552,831
Madison Park Funding XIV, Ltd. 144A FRB Ser. 18-14A, Class A2RR, (ICE LIBOR USD 3 Month + 1.40%), 5.725%, 10/22/30 (Cayman Islands)	300,000	289,571
Madison Park Funding XVIII, Ltd. 144A FRB Ser. 21-18A, Class ARR, (ICE LIBOR USD 3 Month + 0.94%), 5.218%, 10/21/30 (Cayman Islands)	750,000	739,380
Madison Park Funding XXX, Ltd. 144A FRB Ser. 18-30A, Class A, (ICE LIBOR USD 3 Month + 0.75%), 4.829%, 4/15/29	239,243	236,157
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (ICE LIBOR USD 3 Month + 1.32%), 5.399%, 4/15/32 (Cayman Islands)	323,000	316,634
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 5.369%, 1/15/35 (Cayman Islands)	250,000	241,090
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (ICE LIBOR USD 3 Month + 1.35%), 1.482%, 4/15/31 (Cayman Islands)	250,000	245,044
OCP CLO, Ltd. 144A FRB Ser. 21-13A, Class A1AR, (ICE LIBOR USD 3 Month + 0.96%), 5.039%, 7/15/30 (Cayman Islands)	500,000	492,406
OCP CLO, Ltd. 144A FRB Ser. 21-17A, Class A1R, (ICE LIBOR USD 3 Month + 1.04%), 5.283%, 7/20/32 (Cayman Islands)	568,000	555,411
OZLM XVIII, Ltd. 144A FRB Ser. 18-18A, Class A, (ICE LIBOR USD 3 Month + 1.02%), 5.099%, 4/15/31 (Cayman Islands)	254,000	248,394
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 6.606%, 5/15/32 (Cayman Islands)	378,000	358,032
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.39%), 5.633%, 1/20/34 (Cayman Islands)	250,000	244,275
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1AR, (ICE LIBOR USD 3 Month + 1.00%), 5.243%, 10/20/31 (Cayman Islands)	250,000	244,152
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.17%), 5.413%, 7/20/34 (Cayman Islands)	599,000	583,422
Saranac CLO VI, Ltd. 144A FRB Ser. 21-6A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 5.873%, 8/13/31 (Jersey)	300,000	293,456
Shackleton CLO, Ltd. 144A FRB Ser. 18-4RA, Class A1A, (ICE LIBOR USD 3 Month + 1.00%), 4.941%, 4/13/31 (Cayman Islands)	250,000	245,443
Sixth Street CLO XVI, Ltd. 144A FRB Ser. 20-16A, Class A1A, (ICE LIBOR USD 3 Month + 1.32%), 5.563%, 10/20/32 (Cayman Islands)	250,000	247,836
Sound Point CLO XIV, Ltd. 144A FRB Ser. 21-3A, Class AR2, (ICE LIBOR USD 3 Month + 0.99%), 5.315%, 1/23/29 (Cayman Islands)	207,898	206,230
Sound Point CLO XVIII, Ltd. 144A FRB Ser. 18-4A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 5.363%, 1/21/31 (Cayman Islands)	575,000	563,629
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 5.249%, 7/15/34 (Cayman Islands)	500,000	481,765
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 5.413%, 7/20/34 (Cayman Islands)	322,000	309,584
Venture 33 CLO, Ltd. 144A FRB Ser. 21-33A, Class A1LR, (ICE LIBOR USD 3 Month + 1.06%), 5.139%, 7/15/31 (Cayman Islands)	395,000	387,512
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (ICE LIBOR USD 3 Month + 1.26%), 5.339%, 1/15/32 (Cayman Islands)	250,000	243,479
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (ICE LIBOR USD 3 Month + 1.70%), 5.943%, 1/20/29 (Cayman Islands)	250,000	239,807
Wellfleet CLO, Ltd. 144A FRB Ser. 18-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.179%, 7/17/31	250,000	244,745
Zais CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.33%), 5.573%, 10/20/33	395,000	386,148
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (ICE LIBOR USD 3 Month + 1.49%), 5.569%, 7/15/32	549,000	538,153

Total collateralized loan obligations (cost $21,190,802)		$20,995,625

COMMODITY LINKED NOTES (0.5%)(a)(CLN)
	Principal amount	Value
Goldman Sachs International 144A notes zero %, 3/31/23 (Indexed to the S&P GSCI Excess Return Index multiplied by 3)	$14,525,000	$12,452,158

Total commodity Linked Notes (cost $14,525,000)		$12,452,158

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.4%)(a)
	Principal amount	Value
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)	$400,000	$297,000
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)	427,000	369,721
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)	760,000	644,100
Colombia (Republic of) sr. unsec. unsub. notes 4.50%, 3/15/29 (Colombia)	370,000	319,538
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)	435,000	386,063
Cote d'lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Cote d'lvoire)	350,000	337,750
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)	246,000	204,198
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)	605,000	610,494
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	271,000	265,109
Dominican (Republic of) 144A sr. unsec. bonds 6.00%, 2/22/33 (Dominican Republic)	430,000	387,882
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)	925,000	906,466
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	690,000	677,065
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)	285,000	283,317
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)	300,000	311,619
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)	540,000	483,910
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)	320,000	330,877
Panama (Republic of) sr. unsec. unsub. bonds 3.298%, 1/19/33 (Panama)	490,000	397,513
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	230,000	223,388
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)	230,000	226,263
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)	200,000	176,000
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)	720,000	637,006
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	300,000	247,500
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	360,000	341,545
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)	830,000	639,949
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)	820,000	656,220
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	240,000	303,140

Total foreign government and agency bonds and notes (cost $11,549,477)		$10,663,633

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value
Adient US, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.634%, 4/1/28	$172,375	$170,274
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.00%), 7.274%, 4/22/26	220,682	118,846
American Airlines, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 8.993%, 4/20/28	110,000	109,398
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 0.00%), 8.073%, 10/19/27	186,218	179,767
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 5.75%), 10.134%, 11/18/29	160,000	136,600
Asurion, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.25%), 9.634%, 1/30/29	75,000	57,965
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 1 Month + 3.25%), 7.634%, 7/31/27	143,068	124,917
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 7.506%, 12/7/29	40,000	40,000
Brand Industrial Services, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 8.496%, 6/21/24	524,648	468,248
BWAY Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.37%, 4/3/24	412,729	402,469
Clarios Global LP bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.637%, 4/30/26	254,042	248,432
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 7.915%, 8/21/26	293,483	266,756
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 3.50%), 7.884%, 11/23/27	263,894	230,432
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 8.48%, 5/27/28	280,725	279,049
DIRECTV Financing, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 5.00%), 9.384%, 7/22/27	466,571	453,255
Epicor Software Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 7.75%), 12.134%, 7/30/28	120,000	118,020
Global Medical Response, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 8.422%, 10/2/25	151,127	105,317
Greeneden US Holdings II, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 8.384%, 12/1/27	181,763	174,152
HUB International, Ltd. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 7.528%, 4/25/25	39,496	39,092
iHeartCommunications, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.25%), 7.634%, 5/1/26	147,114	135,207
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 7.317%, 12/15/27	83,513	80,944
Klockner-Pentaplast of America, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.75%), 8.259%, 2/4/26	107,578	95,105
MajorDrive Holdings IV, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 8.813%, 6/1/28	280,429	262,902
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 8.822%, 4/11/29	175,000	155,860
One Call Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 5.50%), 9.875%, 4/22/27	131,970	107,776
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 4.25%), 8.634%, 12/17/28	415,800	345,517
PetSmart, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.13%, 1/29/28	466,917	455,972
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 8.73%, 6/3/28	207,028	188,470
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 10.985%, 8/31/29	210,000	200,901
Robertshaw Holdings Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 8.00%), 12.75%, 2/28/26	125,000	64,375
Rocket Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 8.634%, 11/28/25	118,200	113,620
Starfruit US Holdco, LLC bank term loan FRN Ser. B, (CME TERM SOFR 3 Month + 3.00%), 7.165%, 10/1/25	202,069	198,937
TIBCO Software, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.18%, 3/30/29	70,000	62,388
TK Elevator US Newco, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 3.50%), 6.871%, 7/31/27	118,211	113,557
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 5.25%), 8.998%, 5/3/27	155,000	141,903
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 8.108%, 4/21/28	225,975	222,712
Vertiv Group Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 2.75%), 6.892%, 3/2/27	390,860	376,367
Vision Solutions, Inc. bank term loan FRN (US SOFR + 4.00%), 8.358%, 4/24/28	219,444	181,261

Total senior loans (cost $7,765,091)		$7,226,763

INVESTMENT COMPANIES (0.2%)(a)
	Shares	Value
iShares Russell 1000 Value ETF	26,295	$3,987,637

Total investment companies (cost $3,593,437)		$3,987,637

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.	1,250	$1,696,657
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	1,995	2,282,320

Total convertible preferred stocks (cost $3,303,326)		$3,978,977

ASSET-BACKED SECURITIES (0.1%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$185,450	$183,132
Mortgage Repurchase Agreement Financing Trust II 144A FRN Ser. 22-S1, Class A1, (US 30 Day Average SOFR + 2.00%), 5.805%, 3/30/25	450,000	450,000
MRA Issuance Trust 144A FRB Ser. 22-2, Class A3, (US SOFR + 1.25%), 5.06%, 1/17/23	783,000	783,000
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.75%), 5.139%, 5/25/55	389,000	369,392
Station Place Securitization Trust 144A FRB Ser. 22-3, Class A1, (CME Term SOFR 1 Month + 1.25%), 5.573%, 5/29/23	900,000	900,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (ICE LIBOR USD 1 Month + 0.60%), 4.989%, 1/25/46	210,136	209,629

Total asset-backed securities (cost $2,915,716)		$2,895,153

UNITS (—%)(a)
	Units	Value
Banco BTG Pactual SA (Brazil)	200,000	$906,861

Total units (cost $998,765)		$906,861

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$125,000	$78,313
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	280,000	257,600
Transocean, Inc. company guaranty cv. sr. unsec. sub. notes 0.50%, 1/30/23	106,000	101,893

Total convertible bonds and notes (cost $465,875)		$437,806

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Moderna, Inc. (Call)	Jun-23/$261.50	$7,690,610	$42,816	$357,542

Total purchased options outstanding (cost $770,688)				$357,542

SHORT-TERM INVESTMENTS (8.7%)(a)
		Principal amount/shares	Value
Gotham Funding Corp. asset backed commercial paper 4.382%, 2/14/23 (Japan)		$12,650,000	$12,578,054
Manhattan Asset Funding Co., LLC asset backed commercial paper 4.435%, 2/17/23 (Japan)		12,500,000	12,424,221
Putnam Short Term Investment Fund Class P 4.53%(AFF)	Shares	151,755,485	151,755,485
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.12%(P)	Shares	1,691,000	1,691,000
TotalEnergies Capital Canada, Ltd. commercial paper 4.345%, 1/13/23 (Canada)		$11,970,000	11,949,575
U.S. Treasury Bills 3.967%, 1/3/23(SEG)(SEGSF)(SEGCCS)(SEGTBA)		5,300,000	5,300,000
U.S. Treasury Bills 3.963%, 1/17/23(SEG)(SEGCCS)		1,000,000	998,569
U.S. Treasury Bills 3.814%, 2/2/23		4,500,000	4,485,722
U.S. Treasury Bills 3.788%, 1/10/23(SEG)(SEGSF)(SEGCCS)(SEGTBA)		6,100,000	6,095,709
U.S. Treasury Bills 3.763%, 1/24/23(SEGSF)(SEGCCS)(SEGTBA)		400,000	399,104
U.S. Treasury Bills 3.652%, 1/12/23(SEG)(SEGCCS)(SEGTBA)		5,300,000	5,295,398

Total short-term investments (cost $212,980,768)			$212,972,837
TOTAL INVESTMENTS

Total investments (cost $2,372,614,724)			$2,631,467,885

	FORWARD CURRENCY CONTRACTS at 12/31/22 (aggregate face value $130,886,848) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		British Pound	Sell	3/15/23	$7,324,206	$7,393,522	$69,316
		Canadian Dollar	Sell	1/18/23	1,916,313	1,900,454	(15,859)
		New Taiwan Dollar	Buy	2/15/23	5,208,507	4,998,326	210,181
	Citibank, N.A.
		British Pound	Sell	3/15/23	5,829,645	5,883,550	53,905
		Hong Kong Dollar	Buy	2/15/23	373,089	371,073	2,016
	Goldman Sachs International
		Chinese Yuan (Offshore)	Buy	2/15/23	7,394,265	7,030,473	363,792
		Japanese Yen	Buy	2/15/23	6,467,027	5,815,969	651,058
	JPMorgan Chase Bank N.A.
		Norwegian Krone	Sell	3/15/23	588,193	579,102	(9,091)
		Singapore Dollar	Sell	2/15/23	5,395,609	5,121,174	(274,435)
		South Korean Won	Buy	2/15/23	1,885,110	1,690,854	194,256
		Swedish Krona	Buy	3/15/23	2,989,555	2,992,531	(2,976)
	Morgan Stanley & Co. International PLC
		British Pound	Sell	3/15/23	7,289,812	7,357,874	68,062
		Euro	Sell	3/15/23	11,666,964	11,480,324	(186,640)
		Swedish Krona	Buy	3/15/23	4,182,587	4,184,102	(1,515)
		Swiss Franc	Buy	3/15/23	2,672,729	2,619,571	53,158
	NatWest Markets PLC
		Australian Dollar	Buy	1/18/23	3,453,863	3,285,892	167,971
		Canadian Dollar	Sell	1/18/23	6,785,205	6,730,678	(54,527)
		Euro	Sell	3/15/23	12,562,172	12,348,513	(213,659)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/18/23	4,688,465	4,352,952	335,513
		Chinese Yuan (Offshore)	Buy	2/15/23	7,752,819	7,377,081	375,739
		Danish Krone	Buy	3/15/23	2,290,170	2,224,894	65,276
		Swiss Franc	Buy	3/15/23	8,235,483	8,075,398	160,085
	UBS AG
		British Pound	Sell	3/15/23	7,654,460	7,727,178	72,718
	WestPac Banking Corp.
		Japanese Yen	Sell	2/15/23	9,653,841	9,345,363	(308,478)

	Unrealized appreciation						2,843,046

	Unrealized (depreciation)						(1,067,180)

	Total						$1,775,866
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	89	$8,650,466	$8,674,830	Mar-23	$(134,014)
Russell 2000 Index E-Mini (Long)	111	9,774,915	9,828,495	Mar-23	(216,760)
S&P 500 Index E-Mini (Long)	414	79,477,650	79,922,700	Mar-23	(2,095,221)
S&P 500 Index E-Mini (Short)	1,157	222,115,075	223,358,850	Mar-23	6,235,281
S&P Mid Cap 400 Index E-Mini (Long)	3	729,114	732,780	Mar-23	4,382
U.S. Treasury Bond 30 yr (Long)	115	14,414,531	14,414,532	Mar-23	(109,642)
U.S. Treasury Bond Ultra 30 yr (Long)	167	22,430,188	22,430,188	Mar-23	(222,798)
U.S. Treasury Bond Ultra 30 yr (Short)	6	805,875	805,875	Mar-23	5,924
U.S. Treasury Note 2 yr (Long)	228	46,757,813	46,757,813	Mar-23	34,019
U.S. Treasury Note 5 yr (Long)	426	45,978,047	45,978,047	Mar-23	(105,388)
U.S. Treasury Note 5 yr (Short)	30	3,237,891	3,237,891	Mar-23	7,737
U.S. Treasury Note 10 yr (Long)	256	28,748,000	28,748,000	Mar-23	(181,029)
U.S. Treasury Note Ultra 10 yr (Long)	6	709,688	709,688	Mar-23	(4,998)

Unrealized appreciation					6,287,343

Unrealized (depreciation)					(3,069,850)

Total					$3,217,493

TBA SALE COMMITMENTS OUTSTANDING at 12/31/22 (proceeds receivable $30,134,688) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 5.00%, 1/1/53	$2,000,000	1/12/23	$1,972,188
Uniform Mortgage-Backed Securities, 4.50%, 1/1/53	2,000,000	1/12/23	1,927,812
Uniform Mortgage-Backed Securities, 4.00%, 1/1/53	2,000,000	1/12/23	1,877,499
Uniform Mortgage-Backed Securities, 3.00%, 1/1/53	11,000,000	1/12/23	9,663,672
Uniform Mortgage-Backed Securities, 2.50%, 1/1/53	8,000,000	1/12/23	6,782,500
Uniform Mortgage-Backed Securities, 2.00%, 1/1/53	9,000,000	1/12/23	7,345,969

Total			$29,569,640

WRITTEN OPTIONS OUTSTANDING at 12/31/22 (premiums $554,608) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Citibank, N.A.
Moderna, Inc. (Call)	Jun-23/$281.60	$7,690,610	$42,816	$252,822

Total				$252,822

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$104,001,000	$470,085	(E)	$(337,232)	3/15/25	4.10% — Annually	US SOFR — Annually	$132,853
		30,459,000	137,675	(E)	100,793	3/15/25	US SOFR — Annually	4.10% — Annually	(36,882)
		36,155,000	15,547	(E)	145,126	3/15/28	3.70% — Annually	US SOFR — Annually	129,579
		41,259,000	786,397	(E)	(577,544)	3/15/33	3.30% — Annually	US SOFR — Annually	208,851
		17,576,000	334,999	(E)	248,246	3/15/33	US SOFR — Annually	3.30% — Annually	(86,752)
		13,721,000	748,892	(E)	670,686	3/15/53	US SOFR — Annually	2.90% — Annually	(78,205)
		2,929,000	8,377		(39)	12/29/32	3.5235% — Annually	US SOFR — Annually	8,528

	Total				$250,036				$277,972
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/22 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$77,416,967	$72,193,053	$—	12/1/32	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$(5,410,852)
	77,711,221	72,495,261	—	12/1/23	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	5,366,359
	Goldman Sachs International
	104,717,396	104,068,755	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(759,811)
	100,145,581	99,421,617	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	754,400
	41,122	40,492	—	12/15/25	(US SOFR plus 0.40%) — Monthly	Evraz PLC — Monthly	(699)

	Upfront premium received		—	Unrealized appreciation			6,120,759

	Upfront premium (paid)		—	Unrealized (depreciation)			(6,171,362)

		Total	$—			Total	$(50,603)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Altice USA, Inc. Class A	Communication services	212,491	$977,456	1.35%
American International Group, Inc.	Financials	15,353	970,942	1.34%
Textron, Inc.	Capital goods	13,574	961,038	1.33%
Targa Resources Corp.	Energy	13,025	957,359	1.33%
Toll Brothers, Inc.	Consumer cyclicals	19,147	955,814	1.32%
O'Reilly Automotive, Inc.	Consumer cyclicals	1,121	945,773	1.31%
Johnson Controls International PLC	Capital goods	14,584	933,352	1.29%
Gartner, Inc.	Consumer cyclicals	2,765	929,410	1.29%
Hologic, Inc.	Health care	12,383	926,379	1.28%
General Dynamics Corp.	Capital goods	3,710	920,499	1.28%
Valero Energy Corp.	Energy	7,251	919,895	1.27%
Ulta Beauty, Inc.	Consumer staples	1,957	918,077	1.27%
AbbVie, Inc.	Health care	5,652	913,347	1.27%
Allison Transmission Holdings, Inc.	Capital goods	21,628	899,725	1.25%
Apollo Global Management, Inc.	Financials	13,964	890,749	1.23%
Genuine Parts Co.	Consumer cyclicals	5,127	889,562	1.23%
Constellation Energy Corp.	Utilities and power	10,080	868,991	1.20%
Booking Holdings, Inc.	Consumer cyclicals	430	865,592	1.20%
Boyd Gaming Corp.	Consumer cyclicals	15,799	861,493	1.19%
Wyndham Hotels & Resorts, Inc.	Consumer cyclicals	12,060	860,023	1.19%
MGIC Investment Corp.	Financials	65,355	849,614	1.18%
Cadence Design Systems, Inc.	Technology	5,236	841,128	1.17%
Unum Group	Financials	20,462	839,553	1.16%
Merck & Co., Inc.	Health care	7,559	838,685	1.16%
Pure Storage, Inc. Class A	Technology	31,244	836,081	1.16%
Marathon Oil Corp.	Energy	30,746	832,302	1.15%
Wix.com, Ltd. (Israel)	Technology	10,692	821,493	1.14%
Synopsys, Inc.	Technology	2,570	820,460	1.14%
Molina Healthcare, Inc.	Health care	2,450	808,920	1.12%
Wintrust Financial Corp.	Financials	9,545	806,770	1.12%
ON Semiconductor Corp.	Technology	12,885	803,613	1.11%
Autonation, Inc.	Consumer cyclicals	7,472	801,770	1.11%
Manhattan Associates, Inc.	Technology	6,571	797,719	1.10%
East West Bancorp, Inc.	Financials	12,064	795,049	1.10%
Procore Technologies, Inc.	Technology	16,207	764,624	1.06%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	19,930	757,333	1.05%
Virtu Financial, Inc. Class A	Financials	36,983	754,822	1.05%
ManpowerGroup, Inc.	Consumer staples	9,028	751,227	1.04%
Smartsheet, Inc. Class A	Technology	18,767	738,671	1.02%
Uber Technologies, Inc.	Consumer staples	29,569	731,233	1.01%
Bio-Rad Laboratories, Inc. Class A	Health care	1,736	730,082	1.01%
Apartment Income REIT Corp.	Financials	20,961	719,171	1.00%
WestRock Co.	Basic materials	19,930	700,732	0.97%
Travel + Leisure Co.	Consumer cyclicals	18,907	688,212	0.95%
Tapestry, Inc.	Consumer cyclicals	17,927	682,662	0.95%
Live Nation Entertainment, Inc.	Consumer cyclicals	9,715	677,522	0.94%
Pinterest, Inc. Class A	Technology	26,997	655,496	0.91%
Expedia Group, Inc.	Consumer cyclicals	7,471	654,495	0.91%
NRG Energy, Inc.	Utilities and power	20,510	652,626	0.90%
Penske Automotive Group, Inc.	Consumer cyclicals	5,601	643,731	0.89%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Five Below, Inc.	Consumer cyclicals	6,005	$1,062,176	1.47%
Universal Health Services, Inc. Class B	Health care	7,382	1,040,111	1.43%
Shift4 Payments, Inc. Class A	Consumer cyclicals	18,345	1,026,035	1.42%
BioMarin Pharmaceutical, Inc.	Health care	9,567	990,039	1.37%
Air Products & Chemicals, Inc.	Basic materials	3,114	959,989	1.32%
Ross Stores, Inc.	Consumer cyclicals	8,209	952,855	1.31%
Wynn Resorts, Ltd.	Consumer cyclicals	11,547	952,314	1.31%
Berkshire Hathaway, Inc. Class B	Financials	3,032	936,721	1.29%
BWX Technologies, Inc.	Capital goods	15,865	921,449	1.27%
RPM International, Inc.	Basic materials	9,323	908,510	1.25%
Ceridian HCM Holding, Inc.	Technology	14,115	905,462	1.25%
Cooper Cos., Inc. (The)	Health care	2,718	898,667	1.24%
TD SYNNEX Corp.	Technology	9,443	894,388	1.23%
Exact Sciences Corp.	Health care	18,031	892,719	1.23%
Commerce Bancshares, Inc./MO	Financials	13,072	889,831	1.23%
Becton Dickinson and Co.	Health care	3,463	880,594	1.21%
NextEra Energy, Inc.	Utilities and power	10,392	868,750	1.20%
Equifax, Inc.	Consumer cyclicals	4,429	860,878	1.19%
Erie Indemnity Co. Class A	Financials	3,421	850,793	1.17%
Texas Instruments, Inc.	Technology	5,143	849,727	1.17%
T Rowe Price Group, Inc.	Financials	7,447	812,155	1.12%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	16,120	796,792	1.10%
Pioneer Natural Resources Co.	Energy	3,452	788,419	1.09%
New York Community Bancorp, Inc.	Financials	91,520	787,072	1.09%
Boston Beer Co., Inc. Class A	Consumer staples	2,387	786,661	1.09%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	11,276	785,122	1.08%
Kemper Corp.	Financials	15,814	778,047	1.07%
Domino's Pizza, Inc.	Consumer staples	2,219	768,585	1.06%
General Electric Co.	Conglomerates	9,154	767,040	1.06%
NortonLifeLock, Inc.	Technology	35,287	756,207	1.04%
Tyler Technologties, Inc.	Technology	2,291	738,527	1.02%
Broadridge Financial Solutions, Inc.	Financials	5,480	735,037	1.01%
Param,ount Global Class B	Consumer cyclicals	43,223	729,608	1.01%
Polaris, Inc.	Consumer cyclicals	7,173	724,518	1.00%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	58,760	719,228	0.99%
Take-Two Interactive Software, Inc.	Technology	6,879	716,263	0.99%
Prudential Financial, Inc.	Financials	7,094	705,583	0.97%
Aspen Technology, Inc.	Technology	3,417	701,930	0.97%
New Fortress Energy, Inc.	Energy	16,473	698,791	0.96%
Organon & Co.	Health care	24,980	697,687	0.96%
Carnival Corp.	Consumer cyclicals	85,574	689,727	0.95%
Welltower, Inc.	Financials	10,376	680,150	0.94%
Digital Realty Trust, Inc.	Financials	6,778	679,606	0.94%
Driven Brands Holdings, Inc.	Consumer cyclicals	23,964	654,451	0.90%
Boeing Co. (The)	Capital goods	3,403	648,302	0.89%
Ball Corp.	Capital goods	12,634	646,085	0.89%
Thor Industries, Inc.	Consumer cyclicals	8,261	623,650	0.86%
Caterpillar, Inc.	Capital goods	2,578	617,612	0.85%
Stanley Black & Decker, Inc.	Consumer cyclicals	8,084	607,252	0.84%
CH Robinson Worldwide, Inc.	Transportation	6,367	582,982	0.80%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Energias de Portugal (EDP) SA (Portugal)	Utilities and power	144,986	$720,453	0.69%
Merck & Co., Inc.	Health care	6,115	678,483	0.65%
Eiffage SA (France)	Basic materials	6,786	665,680	0.64%
Exxon Mobil Corp.	Energy	6,025	664,530	0.64%
Chevron Corp.	Energy	3,681	660,696	0.63%
Vinci SA (France)	Capital goods	6,635	660,563	0.63%
PepsiCo, Inc.	Consumer staples	3,646	658,618	0.63%
Fortive Corp.	Capital goods	10,170	653,445	0.63%
Keysight Technologies, Inc.	Technology	3,819	653,295	0.63%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	41,765	636,551	0.61%
SEI Investments Co.	Financials	10,821	630,874	0.61%
Hershey Co. (The)	Consumer staples	2,716	628,884	0.60%
Diageo PLC (United Kingdom)	Consumer staples	14,253	625,805	0.60%
Secom Co., Ltd. (Japan)	Consumer cyclicals	10,879	621,946	0.60%
Weyerhaeuser Co.	Basic materials	20,060	621,867	0.60%
Hartford Financial Services Group, Inc. (The)	Financials	8,135	616,839	0.59%
Textron, Inc.	Capital goods	8,597	608,676	0.58%
AT&T, Inc.	Communication services	32,949	606,582	0.58%
Philip Morris International, Inc.	Consumer staples	5,990	606,270	0.58%
Cummins, Inc.	Capital goods	2,486	602,320	0.58%
Ferrari NV (Italy)	Consumer cyclicals	2,799	598,030	0.57%
GoDaddy, Inc. Class A	Technology	7,975	596,718	0.57%
MSCI, Inc.	Technology	1,270	590,546	0.57%
FactSet Research Systems, Inc.	Consumer cyclicals	1,469	589,309	0.57%
Garmin, Ltd.	Technology	6,243	576,170	0.55%
Canadian Utilities, Ltd. Class A (Canada)	Utilities and power	21,221	573,998	0.55%
Marubeni Corp. (Japan)	Conglomerates	49,592	569,417	0.55%
Chubb, Ltd.	Financials	2,522	556,418	0.53%
Agilent Technologies, Inc.	Technology	3,691	552,367	0.53%
Colgate-Palmolive Co.	Consumer staples	6,759	532,539	0.51%
Sekisui Chemical Co., Ltd. (Japan)	Financials	37,670	526,741	0.51%
Gilead Sciences, Inc.	Health care	6,006	515,647	0.50%
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	Communication services	294,154	505,610	0.49%
Leidos Holdings, Inc.	Technology	4,761	500,818	0.48%
Shell PLC (London Exchange) (United Kingdom)	Energy	17,880	500,272	0.48%
Nestle SA (Switzerland)	Consumer staples	4,305	498,542	0.48%
Nitto Denko Corp. (Japan)	Basic materials	8,383	486,052	0.47%
Avery Dennison Corp.	Basic materials	2,678	484,751	0.47%
Mettler-Toledo International, Inc.	Health care	333	481,307	0.46%
VeriSign, Inc.	Technology	2,329	478,521	0.46%
ConocoPhillips	Energy	4,054	478,315	0.46%
Toppan, Inc. (Japan)	Consumer cyclicals	31,965	473,369	0.45%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	22,864	473,224	0.45%
Recruit Holdings Co., Ltd. (Japan)	Consumer staples	14,865	470,577	0.45%
Red Electrica Corporacion SA (Spain)	Utilities and power	26,538	460,521	0.44%
3M Co.	Conglomerates	3,791	454,667	0.44%
Dropbox, Inc. Class A	Technology	20,259	453,385	0.44%
Daito Trust Construction Co., Ltd. (Japan)	Consumer cyclicals	4,404	451,918	0.43%
Power Assets Holdings, Ltd. (Hong Kong)	Utilities and power	81,952	448,876	0.43%
NetApp, Inc.	Technology	7,417	445,468	0.43%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
SoftBank Corp. (Japan)	Communication services	58,772	$666,362	0.67%
CGI Group, Inc. Class A (Canada)	Technology	7,475	644,344	0.65%
Enel SpA (Italy)	Utilities and power	119,507	643,471	0.65%
Allianz SE (Germany)	Financials	2,964	637,338	0.64%
Reed Elsevier (United Kingdom)	Consumer cyclicals	23,021	636,767	0.64%
Solvay SA (France)	Basic materials	6,274	634,373	0.64%
LVMH Moet Hennessy Louis Vuitton SA (France)	Consumer cyclicals	869	632,655	0.64%
Visa, Inc. Class A	Financials	3,028	629,126	0.63%
AXA SA (France)	Financials	22,307	622,159	0.63%
Imperial Brands PLC (United Kingdom)	Consumer staples	24,831	621,710	0.63%
BNP Paribas SA (France)	Financials	10,881	620,234	0.62%
Air Liquide SA (France)	Basic materials	4,357	617,570	0.62%
Orange SA (France)	Communication services	61,988	615,842	0.62%
Moody's Corp.	Consumer cyclicals	2,179	607,233	0.61%
Toyota Motor Corp. (Japan)	Consumer cyclicals	43,592	602,034	0.61%
Equifax, Inc.	Consumer cyclicals	2,980	579,145	0.58%
Waste Connections, Inc.	Capital goods	4,277	566,961	0.57%
BlackRock, Inc.	Financials	752	532,993	0.54%
Swisscom AG (Switzerland)	Communication services	961	526,514	0.53%
Bridgestone Corp. (Japan)	Consumer cyclicals	14,704	525,562	0.53%
Berkshire Hathaway, Inc. Class B	Financials	1,685	520,596	0.52%
Heineken NV (Netherlands)	Consumer staples	5,523	519,542	0.52%
EssilorLuxottica SA (France)	Health care	2,851	516,435	0.52%
NICE, Ltd. (Israel)	Communication services	2,653	513,220	0.52%
Cooper Cos., Inc. (The)	Health care	1,540	509,223	0.51%
D.R. Horton, Inc.	Consumer cyclicals	5,560	495,578	0.50%
S&P Global, Inc.	Consumer cyclicals	1,478	495,137	0.50%
Coca-Cola Co. (The)	Consumer staples	7,687	488,968	0.49%
International Paper Co.	Basic materials	14,013	485,269	0.49%
ORIX Corp. (Japan)	Financials	29,818	481,330	0.48%
Ingersoll Rand, Inc.	Capital goods	8,917	465,897	0.47%
Monster Beverage Corp.	Consumer staples	4,528	459,686	0.46%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	14,612	457,695	0.46%
STERIS PLC	Health care	2,477	457,436	0.46%
CSL, Ltd. (Australia)	Health care	2,285	447,732	0.45%
Kubota Corp. (Japan)	Capital goods	32,133	444,883	0.45%
Atmos Energy Corp.	Utilities and power	3,956	443,402	0.45%
United Parcel Service, Inc. Class B	Transportation	2,545	442,374	0.44%
Masco Corp.	Consumer cyclicals	9,432	440,209	0.44%
CK Hutchison Holdings, Ltd. (Hong Kong)	Consumer staples	72,160	433,121	0.44%
Fastenal Co.	Consumer staples	9,054	428,444	0.43%
Swiss Re AG (Switzerland)	Financials	4,553	425,791	0.43%
Howmet Aerospace, Inc.	Capital goods	10,778	424,761	0.43%
Toyota Industries Corp. (Japan)	Consumer cyclicals	7,670	423,126	0.43%
TJX Cos., Inc. (The)	Consumer cyclicals	5,207	414,490	0.42%
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	Consumer staples	4	414,241	0.42%
Nippon Yusen KK (Japan)	Transportation	17,390	412,103	0.41%
EDP Renovaveis SA (Spain)	Utilities and power	18,439	406,208	0.41%
TOTO, Ltd. (Japan)	Basic materials	11,811	404,992	0.41%
Koei Tecmo Holdings Co., Ltd. (Japan)	Technology	21,926	399,629	0.40%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB-/P	$62	$634	$155	5/11/63	300 bp — Monthly	$(93)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	33,900	60,000	12,846	11/18/54	500 bp — Monthly	21,112
	CMBX NA BB.6 Index	B/P	39,594	188,702	72,197	5/11/63	500 bp — Monthly	(32,421)
	CMBX NA BB.7 Index	B-/P	22,506	441,000	147,118	1/17/47	500 bp — Monthly	(124,182)
	CMBX NA BB.9 Index	B/P	814	4,000	1,245	9/17/58	500 bp — Monthly	(427)
	CMBX NA BB.9 Index	B/P	9,598	47,000	14,626	9/17/58	500 bp — Monthly	(4,982)
	CMBX NA BBB-.10 Index	BB+/P	3,722	30,000	5,199	11/17/59	300 bp — Monthly	(1,459)
	CMBX NA BBB-.10 Index	BB+/P	4,364	40,000	6,932	11/17/59	300 bp — Monthly	(2,545)
	Credit Suisse International
	CMBX NA A.7 Index	BBB+/P	3,286	79,000	4,503	1/17/47	200 bp — Monthly	(1,186)
	CMBX NA BB.7 Index	B-/P	10,567	79,000	26,354	1/17/47	500 bp — Monthly	(15,711)
	CMBX NA BBB-.7 Index	BB-/P	6,165	78,000	16,700	1/17/47	300 bp — Monthly	(10,489)
	Goldman Sachs International
	CMBX NA A.14 Index	A-/P	(306)	18,000	1,555	12/16/72	200 bp — Monthly	(1,854)
	CMBX NA A.6 Index	A/P	101	917	123	5/11/63	200 bp — Monthly	(22)
	CMBX NA A.6 Index	A/P	15	917	123	5/11/63	200 bp — Monthly	(108)
	CMBX NA A.6 Index	A/P	394	2,752	370	5/11/63	200 bp — Monthly	25
	CMBX NA A.6 Index	A/P	2,494	9,633	1,297	5/11/63	200 bp — Monthly	1,201
	CMBX NA A.6 Index	A/P	711	10,550	1,420	5/11/63	200 bp — Monthly	(704)
	CMBX NA A.6 Index	A/P	(201)	11,467	1,544	5/11/63	200 bp — Monthly	(1,740)
	CMBX NA BBB-.14 Index	BBB-/P	315	7,000	1,302	12/16/72	300 bp — Monthly	(983)
	CMBX NA BBB-.15 Index	BBB-/P	92	1,000	192	11/18/64	300 bp — Monthly	(99)
	CMBX NA BBB-.15 Index	BBB-/P	89	1,000	192	11/18/64	300 bp — Monthly	(102)
	CMBX NA BBB-.7 Index	BB-/P	30,086	382,000	81,786	1/17/47	300 bp — Monthly	(51,477)
	JPMorgan Securities LLC
	CMBX NA A.7 Index	BBB+/P	7,192	164,000	9,348	1/17/47	200 bp — Monthly	(2,092)
	CMBX NA BB.10 Index	B/P	4,092	51,000	16,259	5/11/63	500 bp — Monthly	(12,117)
	CMBX NA BB.6 Index	B/P	4,633	6,153	2,354	5/11/63	500 bp — Monthly	2,285
	CMBX NA BBB-.8 Index	BB/P	3,431	22,000	3,498	10/17/57	300 bp — Monthly	(55)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(5,279)	354,000	29,347	12/16/72	200 bp — Monthly	(34,488)
	CMBX NA A.6 Index	A/P	3,018	15,596	2,099	5/11/63	200 bp — Monthly	925
	CMBX NA BB.6 Index	B/P	18,418	51,278	19,619	5/11/63	500 bp — Monthly	(1,151)
	CMBX NA BB.6 Index	B/P	36,962	102,555	39,238	5/11/63	500 bp — Monthly	(2,176)

Upfront premium received			246,621		Unrealized appreciation			25,548

Upfront premium (paid)			(5,786)		Unrealized (depreciation)			(302,663)

	Total		$240,835				Total	$(277,115)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(4,900)	$27,063	$3,643	5/11/63	(200 bp) — Monthly	$(1,269)
	CMBX NA A.6 Index	(3,888)	18,348	2,470	5/11/63	(200 bp) — Monthly	(1,426)
	CMBX NA A.6 Index	(410)	2,293	309	5/11/63	(200 bp) — Monthly	(103)
	CMBX NA A.6 Index	(243)	1,376	185	5/11/63	(200 bp) — Monthly	(58)
	CMBX NA A.6 Index	(164)	917	123	5/11/63	(200 bp) — Monthly	(41)
	CMBX NA A.6 Index	(164)	917	123	5/11/63	(200 bp) — Monthly	(41)
	CMBX NA A.6 Index	(81)	459	62	5/11/63	(200 bp) — Monthly	(19)
	CMBX NA A.7 Index	(1,802)	243,000	13,851	1/17/47	(200 bp) — Monthly	11,955
	CMBX NA BB.10 Index	(33,272)	138,000	43,994	11/17/59	(500 bp) — Monthly	10,588
	CMBX NA BB.10 Index	(14,025)	55,000	17,534	11/17/59	(500 bp) — Monthly	3,456
	CMBX NA BB.10 Index	(5,114)	49,000	15,621	11/17/59	(500 bp) — Monthly	10,460
	CMBX NA BB.10 Index	(4,386)	40,000	12,752	11/17/59	(500 bp) — Monthly	8,327
	CMBX NA BB.11 Index	(4,405)	34,000	7,279	11/18/54	(500 bp) — Monthly	2,841
	CMBX NA BB.11 Index	(934)	18,000	3,854	11/18/54	(500 bp) — Monthly	2,903
	CMBX NA BB.11 Index	(550)	8,000	1,713	11/18/54	(500 bp) — Monthly	1,155
	CMBX NA BB.8 Index	(6,084)	47,349	17,093	10/17/57	(500 bp) — Monthly	10,963
	CMBX NA BB.8 Index	(14,471)	40,585	14,651	10/17/57	(500 bp) — Monthly	141
	CMBX NA BB.8 Index	(3,109)	8,697	3,140	10/17/57	(500 bp) — Monthly	22
	CMBX NA BB.9 Index	(968)	24,000	7,469	9/17/58	(500 bp) — Monthly	6,478
	CMBX NA BB.9 Index	(1,419)	22,000	6,846	9/17/58	(500 bp) — Monthly	5,406
	CMBX NA BB.9 Index	(413)	4,000	1,245	9/17/58	(500 bp) — Monthly	828
	CMBX NA BB.9 Index	(109)	3,000	934	9/17/58	(500 bp) — Monthly	822
	CMBX NA BBB-.10 Index	(9,831)	33,000	5,719	11/17/59	(300 bp) — Monthly	(4,132)
	CMBX NA BBB-.10 Index	(3,691)	15,000	2,600	11/17/59	(300 bp) — Monthly	(1,100)
	CMBX NA BBB-.10 Index	(477)	2,000	347	11/17/59	(300 bp) — Monthly	(132)
	CMBX NA BBB-.12 Index	(53,304)	169,000	30,555	8/17/61	(300 bp) — Monthly	(22,847)
	CMBX NA BBB-.12 Index	(17,576)	100,000	18,080	8/17/61	(300 bp) — Monthly	446
	CMBX NA BBB-.12 Index	(16,701)	50,000	9,040	8/17/61	(300 bp) — Monthly	(7,690)
	CMBX NA BBB-.12 Index	(14,060)	40,000	7,232	8/17/61	(300 bp) — Monthly	(6,852)
	CMBX NA BBB-.12 Index	(5,946)	35,000	6,328	8/17/61	(300 bp) — Monthly	362
	CMBX NA BBB-.12 Index	(11,982)	34,000	6,147	8/17/61	(300 bp) — Monthly	(5,855)
	CMBX NA BBB-.12 Index	(6,318)	28,000	5,062	8/17/61	(300 bp) — Monthly	(1,272)
	CMBX NA BBB-.12 Index	(5,137)	27,000	4,882	8/17/61	(300 bp) — Monthly	(271)
	CMBX NA BBB-.12 Index	(2,710)	16,000	2,893	8/17/61	(300 bp) — Monthly	174
	CMBX NA BBB-.14 Index	(224)	2,000	372	12/16/72	(300 bp) — Monthly	147
	CMBX NA BBB-.14 Index	(199)	1,000	186	12/16/72	(300 bp) — Monthly	(13)
	CMBX NA BBB-.14 Index	(112)	1,000	186	12/16/72	(300 bp) — Monthly	73
	CMBX NA BBB-.6 Index	(64)	634	155	5/11/63	(300 bp) — Monthly	91
	CMBX NA BBB-.8 Index	(13,950)	93,000	14,787	10/17/57	(300 bp) — Monthly	783
	CMBX NA BBB-.8 Index	(8,186)	59,000	9,381	10/17/57	(300 bp) — Monthly	1,160
	CMBX NA BBB-.8 Index	(4,163)	30,000	4,770	10/17/57	(300 bp) — Monthly	590
	CMBX NA BBB-.8 Index	(2,845)	18,000	2,862	10/17/57	(300 bp) — Monthly	6
	CMBX NA BBB-.8 Index	(1,598)	12,000	1,908	10/17/57	(300 bp) — Monthly	304
	CMBX NA BBB-.8 Index	(1,145)	8,000	1,272	10/17/57	(300 bp) — Monthly	122
	CMBX NA BBB-.9 Index	(4,732)	20,000	3,772	9/17/58	(300 bp) — Monthly	(971)
	Credit Suisse International
	CMBX NA BB.10 Index	(13,476)	101,000	32,199	11/17/59	(500 bp) — Monthly	18,625
	CMBX NA BB.10 Index	(11,892)	100,000	31,880	11/17/59	(500 bp) — Monthly	19,891
	CMBX NA BB.10 Index	(6,588)	53,000	16,896	11/17/59	(500 bp) — Monthly	10,257
	CMBX NA BB.7 Index	(8,878)	343,902	131,577	5/11/63	(500 bp) — Monthly	122,359
	CMBX NA BB.7 Index	(28,223)	153,000	51,041	1/17/47	(500 bp) — Monthly	22,669
	CMBX NA BB.7 Index	(8,060)	49,000	16,346	1/17/47	(500 bp) — Monthly	8,239
	CMBX NA BB.8 Index	(1,227)	6,764	2,442	10/17/57	(500 bp) — Monthly	1,209
	Goldman Sachs International
	CMBX NA BB.10 Index	(10,860)	48,000	15,302	11/17/59	(500 bp) — Monthly	4,396
	CMBX NA BB.6 Index	(716)	4,786	1,831	5/11/63	(500 bp) — Monthly	1,110
	CMBX NA BB.7 Index	(60,712)	299,000	99,746	1/17/47	(500 bp) — Monthly	38,744
	CMBX NA BB.7 Index	(6,881)	42,000	14,011	1/17/47	(500 bp) — Monthly	7,089
	CMBX NA BB.8 Index	(16,152)	44,450	16,047	10/17/57	(500 bp) — Monthly	(148)
	CMBX NA BB.8 Index	(9,579)	25,124	9,070	10/17/57	(500 bp) — Monthly	(533)
	CMBX NA BB.8 Index	(1,133)	9,663	3,488	10/17/57	(500 bp) — Monthly	2,346
	CMBX NA BBB-.12 Index	(49,470)	276,000	49,901	8/17/61	(300 bp) — Monthly	270
	CMBX NA BBB-.12 Index	(42,862)	240,000	43,392	8/17/61	(300 bp) — Monthly	390
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(7,834)	16,000	5,338	1/17/47	(500 bp) — Monthly	(2,512)
	CMBX NA BBB-.10 Index	(41,611)	330,000	57,189	11/17/59	(300 bp) — Monthly	15,386
	CMBX NA BBB-.14 Index	(122)	2,000	372	12/16/72	(300 bp) — Monthly	249
	CMBX NA BBB-.7 Index	(96,248)	410,000	87,781	1/17/47	(300 bp) — Monthly	(8,711)
	Merrill Lynch International
	CMBX NA BB.10 Index	(5,519)	97,000	30,924	11/17/59	(500 bp) — Monthly	25,310
	CMBX NA BBB-.10 Index	(12,134)	56,000	9,705	11/17/59	(300 bp) — Monthly	(2,461)
	CMBX NA BBB-.9 Index	(4,816)	26,000	4,904	9/17/58	(300 bp) — Monthly	72
	CMBX NA BBB-.9 Index	(371)	2,000	377	9/17/58	(300 bp) — Monthly	6
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(84)	459	62	5/11/63	(200 bp) — Monthly	(22)
	CMBX NA BB.10 Index	(5,139)	49,000	15,621	11/17/59	(500 bp) — Monthly	10,435
	CMBX NA BB.10 Index	(14,884)	49,000	15,621	11/17/59	(500 bp) — Monthly	690
	CMBX NA BB.10 Index	(4,932)	21,000	6,695	11/17/59	(500 bp) — Monthly	1,743
	CMBX NA BB.7 Index	(4,628)	24,000	8,006	1/17/47	(500 bp) — Monthly	3,355
	CMBX NA BB.8 Index	(1,449)	3,865	1,395	10/17/57	(500 bp) — Monthly	(58)
	CMBX NA BB.9 Index	(121)	3,000	934	9/17/58	(500 bp) — Monthly	810
	CMBX NA BBB-.10 Index	(4,091)	39,000	6,759	11/17/59	(300 bp) — Monthly	2,645
	CMBX NA BBB-.10 Index	(8,045)	33,000	5,719	11/17/59	(300 bp) — Monthly	(2,345)
	CMBX NA BBB-.10 Index	(4,987)	23,000	3,986	11/17/59	(300 bp) — Monthly	(1,014)
	CMBX NA BBB-.10 Index	(4,325)	20,000	3,466	11/17/59	(300 bp) — Monthly	(871)
	CMBX NA BBB-.10 Index	(1,837)	8,000	1,386	11/17/59	(300 bp) — Monthly	(455)
	CMBX NA BBB-.12 Index	(18,752)	144,000	26,035	8/17/61	(300 bp) — Monthly	7,200
	CMBX NA BBB-.12 Index	(2,659)	8,000	1,446	8/17/61	(300 bp) — Monthly	(1,217)
	CMBX NA BBB-.12 Index	(1,043)	5,000	904	8/17/61	(300 bp) — Monthly	(142)
	CMBX NA BBB-.14 Index	(62)	1,000	186	12/16/72	(300 bp) — Monthly	123
	CMBX NA BBB-.7 Index	(4,177)	41,000	8,778	1/17/47	(300 bp) — Monthly	4,577
	CMBX NA BBB-.8 Index	(5,723)	45,000	7,155	10/17/57	(300 bp) — Monthly	1,405
	CMBX NA BBB-.8 Index	(6,160)	44,000	6,996	10/17/57	(300 bp) — Monthly	810
	CMBX NA BBB-.8 Index	(6,074)	43,000	6,837	10/17/57	(300 bp) — Monthly	738
	CMBX NA BBB-.8 Index	(3,011)	22,000	3,498	10/17/57	(300 bp) — Monthly	474
	CMBX NA BBB-.8 Index	(465)	3,000	477	10/17/57	(300 bp) — Monthly	10

Upfront premium received		—			Unrealized appreciation		414,235

Upfront premium (paid)		(833,874)			Unrealized (depreciation)		(74,581)

	Total	$(833,874)				Total	$339,654
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/22 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 39 Index	B+/P	$172,537	$6,864,000	$44,616	12/20/27	500 bp — Quarterly	$232,578
	CDX NA IG Series 39 Index	BBB+/P	(144,699)	46,100,000	380,786	12/20/27	100 bp — Quarterly	251,454

	Total		$27,838					$484,032
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2022 through December 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,441,947,069.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/22
	Short-term investments
	Putnam Short Term Investment Fund*	$148,416,010	$58,647,031	$55,307,556	$1,380,340	$151,755,485

	Total Short-term investments	$148,416,010	$58,647,031	$55,307,556	$1,380,340	$151,755,485
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $11,549,907.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $584,411.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $672,580.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $4,373,102.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	76.6%
	Japan	4.2
	United Kingdom	3.2
	France	2.3
	Switzerland	1.2
	Canada	1.1
	Germany	1.1
	China	1.0
	Australia	0.9
	Cayman Islands	0.7
	India	0.7
	Netherlands	0.7
	Ireland	0.6
	Indonesia	0.6
	Spain	0.5
	Other	4.6

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $570,837 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $584,411 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$83,547,701	$—	$—
Capital goods	99,296,360	—	—
Communication services	51,640,729	—	—
Conglomerates	16,569,521	—	—
Consumer cyclicals	249,052,069	—	—
Consumer staples	168,150,345	—	—
Energy	91,585,252	—	—
Financials	301,660,833	—	—
Health care	276,727,576	—	—
Technology	439,602,899	—	—
Transportation	33,859,431	—	—
Utilities and power	46,221,334	13,653	—

Total common stocks	1,857,914,050	13,653	—
Asset-backed securities	—	2,895,153	—
Collateralized loan obligations	—	20,995,625	—
Commodity linked notes	—	12,452,158	—
Convertible bonds and notes	—	437,806	—
Convertible preferred stocks	—	3,978,977	—
Corporate bonds and notes	—	210,803,287	—
Foreign government and agency bonds and notes	—	10,663,633	—
Investment companies	3,987,637	—	—
Mortgage-backed securities	—	58,102,484	—
Purchased options outstanding	—	357,542	—
Senior loans	—	7,226,763	—
U.S. government and agency mortgage obligations	—	226,565,285	—
U.S. treasury obligations	—	1,194,134	—
Units	906,861	—	—
Short-term investments	1,691,000	211,281,837	—

Totals by level	$1,864,499,548	$766,968,337	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$1,775,866	$—
Futures contracts	3,217,493	—	—
Written options outstanding	—	(252,822)	—
TBA sale commitments	—	(29,569,640)	—
Interest rate swap contracts	—	27,936	—
Total return swap contracts	—	(50,603)	—
Credit default contracts	—	1,111,772	—

Totals by level	$3,217,493	$(26,957,491)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$32,000
Written equity option contracts (contract amount)	$32,000
Futures contracts (number of contracts)	3,000
Forward currency contracts (contract amount)	$128,300,000
Centrally cleared interest rate swap contracts (notional)	$257,600,000
OTC total return swap contracts (notional)	$357,400,000
OTC credit default contracts (notional)	$7,500,000
Centrally cleared credit default contracts (notional)	$49,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com